Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Trina Solar LTD
Entity Central Index Key	0001382158
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	4,068,781,175
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 816,779,973	$ 752,747,586	$ 406,057,906
Restricted cash	79,602,299	38,035,171	72,005,449
Investment in securities		295,715	4,034,296
Inventories	249,778,729	79,126,066	81,153,759
Project assets	8,860,635	34,979,030	1,938,519
Accounts receivable, net of allowance for doubtful accounts of $13,859,407, $19,295,063 and $45,438,767 as of December 31, 2009, 2010 and 2011, respectively	466,537,084	377,317,525	287,950,162
Current portion of advances to suppliers, net of allowance of $5,980,338, $6,143,783 and $15,600,496 as of December 31, 2009, 2010 and 2011, respectively	63,492,494	81,230,496	41,303,271
Deferred tax assets	10,466,825	10,258,325	5,543,246
Prepaid expenses and other current assets	73,203,526	41,149,147	27,530,847
Total current assets	1,768,721,565	1,415,139,061	927,517,455
Advances to suppliers	120,144,449	93,248,404	105,188,020
Property, plant and equipment, net	919,726,634	571,466,625	476,857,803
Prepaid land use right	42,848,081	37,047,547	27,422,386
Deferred tax assets	19,038,544	14,667,435	9,926,063
Other noncurrent assets	6,968,906	520,360	1,786,358
TOTAL ASSETS	2,877,448,179	2,132,089,432	1,548,698,085
Current liabilities:
Short-term borrowings and current portion of long-term bank borrowings	389,472,291	158,652,178	267,427,776
Accounts payable	472,091,736	188,000,260	186,535,492
Amount due to related parties	6,748,353	668,983
Income tax payable	4,502,285	34,156,619	12,873,979
Accrued expenses and other current liabilities	134,620,653	82,328,955	48,564,078
Convertible notes		136,262,524
Total current liabilities	1,007,435,318	600,069,519	515,401,325
Long-term bank borrowings	520,150,533	299,977,412	182,516,037
Convertible notes	127,756,000		133,035,624
Accrued warranty costs	58,810,186	38,710,874	21,023,381
Other noncurrent liabilities	17,970,893	19,684,535	17,409,664
Total liabilities	1,732,122,930	958,442,340	869,386,031
Commitments and contingencies (Note 17)
Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,486,901,296, 3,964,085,354 and 3,982,271,362 shares issued and outstanding as of December 31, 2009, 2010 and 2011, respectively)	39,823	39,641	34,869
Additional paid-in capital	650,944,164	642,829,691	459,519,178
Retained earnings	481,950,538	519,770,631	208,317,651
Accumulated other comprehensive income	12,190,872	11,007,129	11,440,356
Total Trina Solar Limited shareholders' equity	1,145,125,397	1,173,647,092	679,312,054
Noncontrolling interest	199,852
Total Equity	1,145,325,249	1,173,647,092	679,312,054
TOTAL LIABILITIES AND EQUITY	$ 2,877,448,179	$ 2,132,089,432	$ 1,548,698,085

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 45,438,767	$ 19,295,063	$ 13,859,407
Current portion of advances to suppliers, allowance (in dollars)	$ 15,600,496	$ 6,143,783	$ 5,980,338
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	3,982,271,362	3,964,085,354	3,486,901,296
Ordinary shares, shares outstanding	3,982,271,362	3,964,085,354	3,486,901,296

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 2,047,901,576	$ 1,857,689,274	$ 845,135,575
Cost of revenues	1,715,259,698	1,273,328,214	607,981,677
Gross profit	332,641,878	584,361,060	237,153,898
Selling expenses	100,427,110	75,677,623	30,939,366
General and administrative expenses	157,128,736	72,710,154	65,406,239
Research and development expenses	44,120,473	18,624,846	5,438,909
Total operating expenses	301,676,319	167,012,623	101,784,514
Income from operations	30,965,559	417,348,437	135,369,384
Foreign exchange (loss) gain	(27,434,515)	(36,155,829)	9,957,597
Interest expense	(35,020,940)	(33,952,126)	(27,095,079)
Interest income	3,056,185	2,590,210	1,666,878
(Loss) gain on change in fair value of derivatives	(11,393,346)	9,475,794	(1,590,098)
Other income, net	9,316,434	215,692	2,613,586
Income (loss) before income taxes	(30,510,623)	359,522,178	120,922,268
Income tax expense	7,309,619	48,069,198	24,695,831
Net income (loss)	(37,820,242)	311,452,980	96,226,437
Net loss attributable to the noncontrolling interest	(149)
Net income (loss) attributable to ordinary shareholders	$ (37,820,093)	$ 311,452,980	$ 96,226,437
Earnings (loss) per ordinary share
Basic (in dollars per share)	$ (0.01)	$ 0.09	$ 0.04
Diluted (in dollars per share)	$ (0.01)	$ 0.08	$ 0.03
Weighted average ordinary shares outstanding
Basic (in shares)	3,521,182,416	3,402,701,503	2,724,185,761
Diluted (in shares)	3,521,182,416	3,833,713,796	3,131,505,181

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (USD $)	Total	Ordinary shares	Additional paid-in capital	Retained earning	Accumulated other comprehensive Income (loss)	Noncontrolling interest	Comprehensive Income (loss)
Balance at Dec. 31, 2008	$ 436,501,265	$ 29,581	$ 312,964,326	$ 112,091,214	$ 11,416,144
Balance (in shares) at Dec. 31, 2008		2,958,183,059
Increase (Decrease) in Stockholders' Equity
Share-based compensation	4,278,502		4,278,502
Vesting and issuance of restricted shares to employees	122	122
Vesting and issuance of restricted shares to employees (in shares)		12,171,467
Issuance of ordinary shares pursuant to share option plan	744,732	22	744,710
Issuance of ordinary shares pursuant to share option plan (in shares)		2,137,800
Repurchase of restricted shares	(31)	(31)
Repurchase of restricted shares (in shares)		(3,091,030)
Issuance of ordinary shares, net of issue costs	141,536,815	5,175	141,531,640
Issuance of ordinary shares, net of issue costs (in shares)		517,500,000
Net income (loss)	96,226,437			96,226,437			96,226,437
Foreign currency translation adjustments	24,212				24,212		24,212
Total comprehensive income (loss)							96,250,649
Balance at Dec. 31, 2009	679,312,054	34,869	459,519,178	208,317,651	11,440,356
Balance (in shares) at Dec. 31, 2009	3,486,901,296	3,486,901,296
Increase (Decrease) in Stockholders' Equity
Share-based compensation	5,955,047		5,955,047
Vesting and issuance of restricted shares to employees	275	275
Vesting and issuance of restricted shares to employees (in shares)		27,528,391
Issuance of ordinary shares pursuant to share option plan	1,088,976	45	1,088,931
Issuance of ordinary shares pursuant to share option plan (in shares)		4,503,300
Repurchase of restricted shares	(91)	(91)
Repurchase of restricted shares (in shares)		(9,097,633)
Issuance of ordinary shares, net of issue costs	176,271,078	4,543	176,266,535
Issuance of ordinary shares, net of issue costs (in shares)		454,250,000
Net income (loss)	311,452,980			311,452,980			311,452,980
Foreign currency translation adjustments	(433,227)				(433,227)		(433,227)
Total comprehensive income (loss)							311,019,753
Balance at Dec. 31, 2010	1,173,647,092	39,641	642,829,691	519,770,631	11,007,129
Balance (in shares) at Dec. 31, 2010	3,964,085,354	3,964,085,354
Increase (Decrease) in Stockholders' Equity
Share-based compensation	7,958,434		7,958,434
Vesting and issuance of restricted shares to employees	173	173
Vesting and issuance of restricted shares to employees (in shares)		17,320,908
Issuance of ordinary shares pursuant to share option plan	156,048	9	156,039
Issuance of ordinary shares pursuant to share option plan (in shares)		865,100
Net income (loss)	(37,820,242)			(37,820,093)		(149)	(37,820,242)
Acquisition of subsidiaries	200,001					200,001
Foreign currency translation adjustments	1,183,743				1,183,743		1,183,743
Total comprehensive income (loss)							(36,636,499)
Balance at Dec. 31, 2011	$ 1,145,325,249	$ 39,823	$ 650,944,164	$ 481,950,538	$ 12,190,872	$ 199,852
Balance (in shares) at Dec. 31, 2011	3,982,271,362	3,982,271,362

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (37,820,242)	$ 311,452,980	$ 96,226,437
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	69,837,152	52,279,855	34,120,465
Share-based compensation	7,958,434	5,955,047	4,278,502
(Gain) loss on change in fair value of investment in securities	295,715	812,929	(484,008)
Loss (gain) on change in fair value of derivatives	(9,495,084)	(9,475,794)	1,590,098
Loss on disposal of property, plant and equipment	3,586,877	1,772,161	210,039
Allowance for accounts receivable, net of recoveries	26,556,358	5,435,656	12,307,522
Allowance for other receivables	4,801,713	1,542,083	2,708,554
Inventory write-down	22,242,087	10,195,272	23,127,176
Allowance for (recovery of) advances to suppliers	9,456,713	163,445	(1,963,812)
Amortization of convertible bond issuance costs	2,101,948	3,899,771	3,905,195
Gain on repurchasing convertible senior notes	(2,341,290)
Changes in operating assets and liabilities:
Inventories	(192,894,750)	(8,167,579)	(18,593,528)
Project assets	23,216,361	(33,040,511)
Accounts receivable	(115,775,917)	(94,803,019)	(195,064,903)
Prepaid expenses and other current assets	(42,077,334)	(4,935,390)	(26,230,849)
Investment in securities		2,925,652	380,331
Advances to suppliers	(18,614,756)	(28,151,054)	24,140,624
Accounts payable	221,770,071	(2,406,437)	106,769,263
Amount due to related parties	6,079,370
Accrued expenses and other current liabilities	67,008,197	33,764,877	27,560,847
Accrued warranty costs	20,099,312	17,687,493	8,550,239
Other noncurrent liabilities	(4,029,184)	(5,179,337)	(1,060,183)
Income tax payable	(29,654,334)	21,282,640	9,225,207
Deferred taxes	(4,579,609)	(9,456,451)	(10,552,726)
Prepaid land use right	(5,800,534)	(9,625,161)
Net cash provided by operating activities	21,927,274	263,929,128	101,150,490
Investing activities:
Purchases of property, plant and equipment	(360,886,231)	(144,124,272)	(136,482,581)
Prepaid land use right			(507,169)
Subsidies of government for property, plant and equipment	2,315,542	7,454,208	7,476,804
Proceeds from sale of property, plant and equipment	1,523,598	3,622	150,388
Investments in affiliates	(3,910,984)	(155,888)
Decrease (increase) in restricted cash	(41,567,128)	33,970,278	(27,014,216)
Net cash used in investing activities	(402,525,203)	(102,852,052)	(156,376,774)
Financing activities:
Proceeds from exercise of share options	156,048	1,088,976	744,732
Proceeds from issuance of ordinary shares, net of issuance costs		176,271,078	141,536,815
Repurchase of convertible senior notes	(7,582,710)
Redemption of convertible senior notes	(320,000)
Proceeds from short-term bank borrowings	617,992,242	375,979,373	536,530,305
Repayment of short-term bank borrowings	(465,921,421)	(484,754,971)	(532,291,687)
Proceeds from long-term bank borrowings	298,922,413	117,461,375	182,516,037
Contribution from non-controlling interest holders	200,001
Net cash provided by financing activities	443,446,573	186,045,831	329,036,202
Effect of exchange rate changes	1,183,743	(433,227)	24,212
Net change in cash and cash equivalents	64,032,387	346,689,680	273,834,130
Cash and cash equivalents at the beginning of the year	752,747,586	406,057,906	132,223,776
Cash and cash equivalents at the end of the year	816,779,973	752,747,586	406,057,906
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	31,182,570	29,825,019	25,896,059
Income taxes paid	52,731,568	33,410,763	26,023,351
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in accounts payable	108,993,805	46,603,004	51,143,192
Settlement of advances to suppliers in exchange for investment in securities			$ 3,930,619

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.              ORGANIZATION AND PRINCIPAL ACTIVITIES

Trina Solar Limited (“Trina”) was incorporated under the laws of the Cayman Islands on March 14, 2006. As of December 31, 2011, the major subsidiaries of Trina are included in Appendix 1.

Trina Solar Limited, its subsidiaries and variable interest entities (“VIE”) (collectively the “Company”) are principally engaged in the manufacturing and selling of solar modules in the People’s Republic of China (the “PRC”) and overseas.

In 2009, Trina began entering into arrangements to develop commercial solar power systems (“project assets”). For each project, a special purpose vehicle (“SPV”) is established for the purpose of holding the project assets and is funded via a nominal equity contribution by an engineering procurement and construction contractor. Trina, through a series of contractual arrangements, among other things, (i) supplies all solar modules and other related products to the SPV, which are a significant component of project asset cost, (ii) has substantive management rights and oversight in the SPV and the construction process, and (iii) is contractually required to acquire the project assets upon construction completion. As a result, Trina has a controlling financial interest in the SPVs and is deemed their primary beneficiary and, accordingly, the financial position and results of operations, if any, of the SPVs are included in the consolidated financial statements of the Company. The details of the project assets are discussed in Note 2(j). All SPVs are included in Appendix 1.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2.              SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a)         Basis of presentation

The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of Trina, its subsidiaries and VIEs. The Company has eliminated all inter-company transactions and balances during consolidation.

(b)         Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include the allowance for doubtful accounts and advances to suppliers, inventory valuation, the economic useful lives of long-lived assets, asset impairments, fair value of foreign currency derivatives, purchase commitment loss, provision for uncertain tax positions and tax valuation allowances, accrued warranty expenses, certain assumption used in the computation of share-based compensation and related forfeiture rates.

(c)          Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(d)         Restricted cash

Restricted cash is comprised of bank deposits held as collateral for letters of credit, commercial paper, bank drafts and bank borrowings as well as amounts held by counterparties under forward contracts. These deposits carry fixed interest rates and will be released when the bank borrowings are repaid or the related letters of credit are settled by the Company. The Company considers the restricted cash balances as equivalent to an investment whose return of principal requires the satisfaction of conditions (i.e., repayment of bank borrowings or settlement of letters of credit) rather than a withdrawal demand. Therefore, deposits and withdrawals of principal balances in restricted cash accounts represent the creation or return of investment and, accordingly, the Company has presented such deposits and withdrawals as investing activities in the consolidated statements of cash flows.

(e)          Fair value of financial instruments

The Company estimates fair value of financial assets and liabilities as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants. The fair value measurement guidance establishes a three-level fair value hierarchy that prioritizes the inputs into the valuation techniques used to measure fair value.

· Level 1 — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

· Level 2 — Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

· Level 3 — Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use to price an asset or liability.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company measures fair value using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates and currency rates.

(f)           Investment in securities

Investment in securities represents marketable securities acquired principally for the purpose of sale in the near term and, as a result, is classified as a trading security. The investment is reported at fair value, with gains or losses resulting from changes in fair value recognized in earnings.

(g)         Investment in equity affiliates

Affiliated companies are entities over which the Company has significant influence, but which it does not control. The Company generally considers an ownership interest of 20% or higher to represent significant influence. Investments in equity affiliates are accounted for by the equity method of accounting. Under this method, the Company’s share of the profits or losses of affiliated companies is recognized in other income and its shares of movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Company and its affiliated companies are eliminated to the extent of the Company’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other-than-temporary. As of December 31, 2009, 2010 and 2011, the Company has equity investment in affiliates with a carrying amount of $nil, $155,888 and $4,066,873, respectively. No impairments were recorded for the years ended December 31, 2009, 2010 and 2011.

(h)         Receivables and Allowance for Doubtful Accounts.

The Company maintains allowances for doubtful accounts for uncollectible accounts receivable. Estimated anticipated losses from doubtful accounts are based on aging, historical collection history, and other factors.

(i)            Inventories

The Company reports inventories at the lower of cost or market. The Company determines cost on a weighted-average basis. These costs include direct material, direct labor, tolling manufacturing costs, and fixed and variable indirect manufacturing costs, including depreciation and amortization.

The Company regularly reviews the cost of inventory against its estimated fair market value and records a lower of cost or market write-down if any inventories have a cost in excess of estimated market value. In addition, the Company regularly evaluates the quantity and value of its inventory in light of current market conditions and market trends and record write-downs for any quantities in excess of demand and for any product obsolescence. This evaluation considers historic usage, expected demand, market price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, product merchantability and other factors. The Company also writes off silicon materials that may not meet its required specifications for inclusion in its manufacturing process. These materials are periodically sold for scrap.

The Company has outsourced portions of its manufacturing process, including cutting ingots into wafers, and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (silicon, ingots, wafers or cells) to the third-party manufacturers. For those outsourcing arrangements in which title does not transfer, the Company maintains the inventory in the consolidated balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturers. Upon receipt of the processed inventory from the third-party manufacturers, it is reclassified to work-in-progress inventory with the processing fee capitalized as cost of inventory. For those outsourcing arrangements in which title (including risk of loss) does transfer to the third-party manufacturer, the Company is contractually obligated to repurchase the processed inventory. To accomplish this, it enters into raw material sales agreements and processed inventory purchase agreements simultaneously with the third-party manufacturer. In such instances, where they are, in substance tolling arrangements, the Company retains the inventory in the consolidated balance sheets while it is in the physical possession of the third-party manufacturer. The cash received from the third-party manufacturer is recorded as a current liability on the consolidated balance sheet rather than revenue or deferred revenue. Upon receipt of the processed inventory, it is reclassified from raw materials to work-in-progress inventory and the processing fee paid to the third-party manufacturer is added to inventory cost.

(j)            Project assets

Project assets consist primarily of costs relating to solar power projects in various stages of development that are capitalized prior to the sale of the solar power project. These costs include modules, installation and other development costs, such as legal, consulting and permitting. While the project assets are not constructed for a specific customer, the Company intends to sell the project assets upon their completion. The Company recognized revenue of $27,430,163 derived from sales of project assets to third parties for the year ended December 31, 2011, with a cost of $26,714,686.

                Project assets consisted of the following at December 31, 2009, 2010 and 2011:

	December 31,	December 31,	December 31
	2009	2010	2011
	$	$	$
Project assets — Module cost	1,669,040	13,350,157	3,337,837
Project assets — Development	—	19,609,382	5,140,345
Project assets — Others	269,479	2,019,491	3,284,487
Total project assets	1,938,519	34,979,030	11,762,669

Current portion	1,938,519	34,979,030	8,860,635

Noncurrent portion	—	—	2,902,034

Total current liabilities	—	12,684,581	—
Total liabilities	—	12,684,581	—

Total current liabilities as of December 31, 2010 represented amounts payable to the engineering, procurement and construction service provider for services provided.

The Company reviews project assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. In determining whether or not the project assets are recoverable, the Company considers a number of factors, including changes in environmental, ecological, permitting, or regulatory conditions that affect the project. Such changes may cause the cost of the project to increase or the selling price of the project to decrease.

(k)         Property, plant and equipment, net

The Company reports its property, plant and equipment at cost, less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. The Company expenses repair and maintenance costs when they are incurred. A summary of interest costs incurred is as follows:

	Year ended December 31,
	2009	2010	2011
	$	$	$
Total interest incurred	28,527,579	35,754,067	37,459,515
Less: Interest capitalized	1,432,500	1,801,941	2,438,575
Interest expenses	27,095,079	33,952,126	35,020,940

The Company computes depreciation expense using the straight-line method over the estimated useful lives of the assets presented below.

Years

Buildings	10—20
Plant and machinery	5—10
Motor vehicles	3—5
Electronic equipment, furniture and fixtures	3—5

(l)            Prepaid land use right

The Company’s prepaid land use rights are reported at cost and are charged to income ratably over 50 years, in accordance with the term of the land use right agreement.

(m)     Long-lived assets

The Company evaluates its long-lived tangible assets and definite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These events include but are not limited to significant current period operation or cash flow losses associated with the use of a long-lived asset or group of assets combined with a history of such losses, significant changes in the manner of use of assets and significant negative industry or economic trends. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets. No impairments were recorded during the years ended December 31, 2009, 2010 and 2011.

(n)         Income taxes

The Company accounts for income taxes using the asset and liability method whereby the Company calculates the deferred tax asset or liability account balances at the balance sheet date using tax laws and rates expected to apply to taxable income in the periods in which deferred tax assets or liabilities are expected to be realized or settled. The Company establishes valuation allowances, when necessary, to reduce deferred tax assets to the extent it is more likely than not that such deferred tax assets will not be realized. The Company does not provide deferred taxes related to the U.S. GAAP basis in excess of the tax basis in the investment in the Company’s foreign subsidiaries to the extent such amounts relate to permanently reinvested earnings and profits of such foreign subsidiaries.

Income tax expense includes (i) deferred tax expense, which generally represents the net change in the deferred tax asset or liability balance during the year plus any change in valuation allowances and (ii) current tax expense, which represents the amount of tax currently payable to or receivable from a taxing authority. The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain tax position.

(o)         Revenue recognition

The Company recognizes revenue for product sales when persuasive evidence of an arrangement exists, delivery of the product has occurred and title and risk of loss has passed to the customer, the sales price is fixed or determinable and the collectability of the resulting receivable is reasonably assured. Its sales agreements typically contain customary product warranties but normally do not contain post-shipment obligations nor return or credit provisions.

The Company recognizes sales of its solar modules based on the terms of the specific sales. Generally, it recognizes sales when the modules have been delivered to the customers’ designated point of shipment, which may include commercial docks or commercial shipping vessels. The Company normally provides credit terms of up to 90 days to customers with good creditworthiness as determined by the Company’s credit assessment. For limited sales transactions with customers whose creditworthiness is doubtful, the Company requests cash payment before delivery and records such receipts as advances from customers. For customers to whom credit terms are extended, the Company only recognizes revenue when collectability is reasonably assured. The Company assesses collectability based on a number of factors, including past customer transaction history and customer credit analysis.

The Company recognizes revenue related to long-term solar systems integration on the percentage-of-completion method. The Company estimates its revenues by using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Company applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. With respect to its short-term solar systems integration, the Company recognizes the sales on a completed-contract method. The completed-contract method recognizes income only when the contract is completed, or substantially so. Accordingly, costs of contracts in process and current billings are accumulated but there are no interim charges or credits to income other than provisions for losses. A contract may be regarded as substantially completed if remaining costs are not significant in amount. When the Company determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly.

The Company may enter into multiple element arrangements which can include, in addition to solar modules, installation or training, product manuals and materials and limited technical maintenance support. The Company is not contractually obligated to provide returns or refunds in the event these additional elements are not delivered. To date, these additional elements have been deemed to be inconsequential or perfunctory and the Company has recognized revenue upon the delivery of the solar modules, the predominant deliverable in the total contract, provided all other revenue recognition criteria have been met. In addition, the Company accrues the estimated cost of the unperformed obligations.

Revenue recognition for a given solar power project is dependent on the structure of the agreement and the Company’s intention on holding the project asset. For all the existing project assets the Company has, the Company has gained control of land or land use rights. If the Company holds the project asset with the intention of developing it for sale, it accounts for the project following the provisions of real estate accounting. Under the provisions of real estate accounting, the Company recognizes revenue and the corresponding costs once the sale is consummated, the buyer’s initial and any continuing investments are adequate, the resulting receivables are not subject to subordination and the Company has transferred the customary risk and rewards of ownership to the buyer. In general, the sale is consummated upon the execution of an agreement documenting the terms of the sale and a minimum initial payment by the buyer to substantiate the transfer of risk to the buyer. As a result, depending on the value of the initial and continuing payment commitment by the buyer, the Company generally aligns the revenue recognition and release of project assets to cost of sale with the receipt of payment from the buyer. If the Company holds the project developed for use, the project asset is deemed as an operating asset, and the revenue from connection to the grid, as well as any other revenue generated by the solar power project prior to its sale, would be classified as operating revenue for the Company. If the operating asset is eventually sold, the proceeds from the sale of the solar power project would be classified as gain/loss on sale of asset.

(p)         Shipping and handling costs

Payments received from customers for shipping and handling costs are included in net revenues. Shipping and handling costs relating to solar module sales of $11,950,752, $39,159,748 and $45,498,328 are included in selling expenses for the years ended December 31, 2009, 2010 and 2011, respectively. Shipping and handling costs relating to inventory purchases of $844,385, $810,783 and $469,416 are included as a component of cost of revenues for the years ended December 31, 2009, 2010 and 2011, respectively.

(q)         Research and development

Research and development costs are incurred during the period the Company is developing new products or significantly improving existing products or technologies. Its research and development costs consist primarily of compensation and related costs for personnel, material, supplies, equipment depreciation and laboratory testing costs. These costs are expensed as incurred until the products have been developed and tested and are ready for production and sale.

(r)          Government grants

The Company periodically qualifies for grants from the PRC government for achieving certain research and development milestones. It records these grants as an offset to its research and development expenses in the periods in which the Company earns them. Grants that it receives prior to when the Company achieves the specified milestone are reported as a liability. The Company recorded $581,298, $699,228 and $411,970 of earned grants as reductions of research and development expenses for the years ended December 31, 2009, 2010 and 2011, respectively. Government grants related to assets are recorded as deferred liabilities and are recognized as an offset to depreciation expense on a straight-line basis over the useful life of the associated asset. The Company received government grants for assets of $7,476,804, $7,454,208 and $2,315,542 during the years ended December 31, 2009, 2010 and 2011, respectively, and recognized $1,160,699, $4,480,108 and $4,833,562 as an offset to depreciation expense for the years ended December 31, 2009, 2010 and 2011, respectively. The Company records unrestricted cash government subsidies in other income in the consolidated statement of operations. Unrestricted cash government subsidies received were $2,329,593, $321,519 and $8,045,834 during the years ended December 31, 2009, 2010 and 2011, respectively.

(s)           Product warranties

Historically the Company has provided a limited warranty to the original purchasers of its solar modules for two or five years, in relation to defects in materials and workmanship, and 25 years in relation to minimum power output. Since June 2011, the Company extended the warranty period in relation to defects in materials and workmanship from five years to ten years. Additionally, the Company has replaced its two-step performance warranty with a linear performance warranty that guarantees module power output will not decrease by more than approximately 0.7% per year after the initial year of service. The Company accrues warranty costs when recognizing revenue and recognizes such costs as a component of selling expense. Warranty costs primarily consist of replacement costs for parts and materials and labor costs for maintenance personnel. Due to its limited solar module manufacturing history, the Company does not have a significant history of warranty claims. Based on its best estimates of both future costs and the probability of incurring warranty claims, the Company accrues for product warranties at 1% of solar module sales. The Company derives its estimates from a number of factors, including (1) an analysis of actual historical costs incurred in connection with its warranty claims, (2) an assessment of competitors’ accrual and claim history and (3) results from academic research, including industry-standard accelerated testing, and other assumptions that the Company believes to be reasonable under the circumstances. The Company’s revision to its warranty policy in June 2011 did not have a material effect on its warranty accrual rate. The Company acknowledges that such estimates are subjective and will continue to analyze its claim history and the performance of its products compared to its competitors and academic research results to determine whether the accrual is adequate. Should the Company begin to experience warranty claims different from its accrual rate, the Company will prospectively revise the warranty accrual rate.

(t)            Foreign currency translation and foreign currency risk

The United States dollar (“US dollar”), the currency in which a substantial portion of the Company’s transactions are denominated, is used as the functional and reporting currency of the Company. Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into the US dollar at the applicable rates of exchange prevailing at the beginning of the month the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

The financial records of the Company’s subsidiaries outside of the US are maintained in local currencies other than US dollar, such as RMB and Euro, which are their functional currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive income in the statement of shareholders’ equity and comprehensive income (loss).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents and restricted cash denominated in RMB amounted to $125,551,705, $309,578,293 and $208,427,732 as of December 31, 2009, 2010 and 2011, respectively.

(u)         Concentrations of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of accounts receivable and advances to suppliers. The Company conducts credit evaluations of its customers and requires customers to post letters of credit to secure payment or to make significant down payments. The Company generally has not required collateral or other security interests from its suppliers but it performs ongoing credit evaluations of the suppliers’ financial condition. The Company raises an allowance for doubtful accounts primarily based on the age of the receivables or advances to suppliers, previous loss history and the counterparties’ current ability to fulfill its obligation.

The Company assesses creditworthiness of customers before conducting business with them. This assessment is primarily based on historical collection records, customer onsite visits by senior management and information provided by third parties, such as Dun & Bradstreet and the insurance company that ultimately insures us against customer credit default. Using this information, the Company further evaluates the potential effect of a delay in financing on the customers’ liquidity and financial position, their ability to draw down financing as well as their ability and intention to pay should it not obtain the related financing. Based on this analysis, the Company determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not sell the products or sell on a cash or prepayment basis. Therefore, based on the strict credit assessment, the Company attempts to conduct business with those customers having the ability and intent to pay. The Company has not had significant collections issues for receivables generated from sales of products.

(v)         Share-based compensation

The Company’s share-based payment transactions with employees, such as restricted shares and share options, are measured based on the grant-date fair value of the equity instrument issued. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.

(w)       Derivative financial instruments

The Company’s primary objective for holding derivative financial instruments is to manage currency risk. The Company records derivative instruments as assets or liabilities, measured at fair value. The recognition of gains or losses resulting from changes in fair values of those derivative instruments is based on the use of each derivative instrument and whether it qualifies for hedge accounting.

The Company entered into certain forward foreign exchange contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates associated with outstanding accounts receivable. The foreign exchange hedge contracts do not qualify for hedge accounting and, as a result, the changes in fair value of the foreign currency hedge contracts are recognized in the consolidated statements of operations. During the years ended December 31, 2009, 2010 and 2011, the Company recorded change in fair value of forward foreign currency exchange contracts of $(1,590,098), $9,475,794 and $(11,393,346), respectively, which has been recorded in (loss) gain on change in fair value of derivatives in the consolidated statements of operations.

(x)         Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the period. Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in loss periods as their effects would be anti-dilutive.

The following table sets forth the computation of the basic and diluted income (loss) from operations per share for the periods indicated:

	Year ended December 31,
	2009	2010	2011
	$	$	$
Net income (loss) from operations attributable to ordinary shareholders — basic	96,226,437	311,452,980	(37,820,093)
Finance charge related to convertible notes	9,425,195	9,419,771	—

Net income (loss) from operations attributable to ordinary shareholders — diluted	105,651,632	320,872,751	(37,820,093)

Weighted average number of ordinary shares outstanding — basic	2,724,185,761	3,402,701,503	3,521,182,416
Nonvested restricted shares	—	16,977,041	—
Share options	—	6,715,832	—
Convertible notes	407,319,420	407,319,420	—

Weighted average number of ordinary shares outstanding — diluted	3,131,505,181	3,833,713,796	3,521,182,416

Earnings (loss) per ordinary share from operations — basic	0.04	0.09	(0.01)

Earnings (loss) per ordinary share from operations — diluted	0.03	0.08	(0.01)

For the year ended December 31, 2009, 2010 and 2011, the following securities were excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive.

	Year ended December 31,
	2009	2010	2011

Non-vested restricted shares	41,139,712	47,581,632	47,183,592
Share options	24,337,277	27,113,457	57,839,459
Convertible senior notes	—	—	377,083,332

Total	65,476,989	74,695,089	482,106,383

The call option on the Loaned Shares (see Note 11) has been excluded in the computation of basic EPS as the Company has concluded that the Loaned Shares are not considered issued for accounting purposes as existing shareholders are not expected to be affected by the issuance due to (a) the existence of the collateral arrangement and (b) the requirement that the holders of the Loaned Shares return any dividends received. The call option on the Loaned Shares has been considered in the computation of diluted EPS using the treasury stock method with the fair value of the collateral representing the assumed proceeds for the issuance of the underlying shares. For the year ended December 31, 2009, 2010 and 2011, there were no incremental shares included in the diluted EPS computation in regard to the Loaned Shares.

(y)         Recently issued accounting pronouncements

In May 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The ASU is the result of joint efforts by the FASB and International Accounting Standard Board (“IASB”) to develop a single, converged fair value framework—that is, converged guidance on how (not when) to measure fair value and on what disclosures to provide about fair value measurements. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands ASC 820, Fair Value Measurement’s, existing disclosure requirements for fair value measurements and makes other amendments. Many of these amendments were made to eliminate unnecessary wording differences between U.S. GAAP and International Financial Reporting Standards (“IFRSs”). However, some could change how the fair value measurement guidance in Accounting Standards Codification (“ASC”) 820 is applied. The ASU is effective for interim and annual periods beginning after December 15, 2011, for public entities. The Company does not believe that the adoption of this ASU will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income. The ASU revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220, Comprehensive Income, and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This ASU defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income (“AOCI”) in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 for public entities.  The Company does not believe that adoption of these ASUs will have a material effect on its consolidated financial statements.

On December 16, 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, which contains new disclosure requirements regarding the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements that are prepared under US GAAP more comparable to those prepared under IFRSs. To facilitate comparison between financial statements prepared under US GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. The new disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein; retrospective application is required. The Company does not believe that the adoption of this ASU will have a material effect on its consolidated financial statements.

ALLOWANCE FOR DOUBTFUL RECEIVABLES	12 Months Ended
Dec. 31, 2011
ALLOWANCE FOR DOUBTFUL RECEIVABLES
ALLOWANCE FOR DOUBTFUL RECEIVABLES

3.              ALLOWANCE FOR DOUBTFUL RECEIVABLES

Allowance for doubtful receivables are primarily comprised of allowances for account receivables and advances to suppliers. An analysis of allowance for doubtful receivables for the years ended December 31, 2009, 2010 and 2011 is as follows:

	At December 31
	2009	2010	2011
	$	$	$

Balance, beginning of the year	1,810,284	13,859,407	19,295,063
Allowance made during the year	12,694,191	5,435,656	26,556,358
Recoveries	(386,668)	—	—
Amount written-off against allowance	(258,400)	—	(412,654)
Balance, end of the year	13,859,407	19,295,063	45,438,767

An analysis of allowance for other receivables for the years ended December 31, 2009, 2010 and 2011 is as follows:

	At December 31
	2009	2010	2011
	$	$	$

Balance, beginning of the year	243,966	2,952,520	4,494,603
Allowance made during the year	2,708,554	1,542,083	4,801,713
Balance, end of the year	2,952,520	4,494,603	9,296,316

An analysis of allowance for advances to suppliers for the years ended December 31, 2009, 2010 and 2011 is as follows:

	At December 31
	2009	2010	2011
	$	$	$

Balance, beginning of the year	7,944,150	5,980,338	6,143,783
Allowance made during the year	262,283	163,445	9,509,515
Recoveries	(2,226,095)	—	(52,802)
Balance, end of the year	5,980,338	6,143,783	15,600,496

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
INVENTORIES

4.              INVENTORIES

Inventories consisted of the following:

	At December 31
	2009	2010	2011
	$	$	$

Raw materials	11,099,173	20,245,059	27,629,870
Work in progress	22,649,446	32,752,761	16,294,428
Finished goods	47,405,140	26,128,246	169,620,871
Goods delivered under installment sales	—	—	36,233,560
Total	81,153,759	79,126,066	249,778,729

In 2009, 2010 and 2011, inventory was written down by $23,127,176, $10,195,272 and $22,242,087, respectively, to reflect the lower of cost or market. The goods delivered under installment sales represents goods delivered to customers under sales contract in accordance with installment payments schedule which has not met the revenue recognition criteria.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

5.              PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	At December 31
	2009	2010	2011
	$	$	$

Buildings	85,720,215	91,339,302	112,360,504
Plant and machinery	314,607,086	473,066,882	708,782,109
Motor vehicles	1,487,518	1,994,773	2,530,905
Electronic equipment, furniture and fixtures	46,811,898	59,886,131	79,305,774
	448,626,717	626,287,088	902,979,292
Less: Accumulated depreciation	(61,442,832)	(115,637,197)	(185,542,927)
	387,183,885	510,649,891	717,436,365
Construction in progress	89,673,918	60,816,734	202,290,269
Property, plant and equipment, net	476,857,803	571,466,625	919,726,634

Depreciation of property, plant and equipment was $34,120,465, $52,279,855 and $69,837,152 for the years ended December 31, 2009, 2010 and 2011, respectively.

Construction in progress primarily represents the construction of new plants that include several new production lines and the machinery under installation.

As of December 31, 2009, 2010, and 2011, the Company has pledged property, plant and equipment with a total carrying amount of $203,740,504, $187,981,989 and $360,873,347, respectively, to secure bank borrowings (see Note 10).

PREPAID LAND USE RIGHT	12 Months Ended
Dec. 31, 2011
PREPAID LAND USE RIGHT.
PREPAID LAND USE RIGHT

6.              PREPAID LAND USE RIGHT

Prepaid land use right represents land use rights for the Company’s business operations. Amounts recognized in profit and loss related to the prepaid land use rights were $558,888, $632,698 and $783,214 for the years ended December 31, 2009, 2010 and 2011, respectively.

At December 31, 2009, 2010 and 2011, the land use right certificates for a certain portion of the Company’s land use rights amounting to $6,396,732, $nil and $nil, respectively, had not been obtained.

As of December 31, 2009, 2010 and 2011, land use rights of $27,422,386, $7,748,019 and $17,185,095, respectively, were pledged as collateral to secure bank borrowings (see Note 10).

ACCRUED EXPENSES AND CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND CURRENT LIABILITIES
ACCRUED EXPENSES AND CURRENT LIABILITIES

7.              ACCRUED EXPENSES AND CURRENT LIABILITIES

Accrued expenses and current liabilities consisted of the following:

	At December 31
	2009	2010	2011
	$	$	$

Payroll and Welfare payables	7,079,882	11,251,059	26,067,216
Advance from customers	11,940,553	13,222,208	57,252,788
Derivatives	—	15,988,091	1,271,592
Accrued expenses	22,200,930	30,078,924	28,545,383
Other payables	7,342,713	11,788,673	21,483,674
Total	48,564,078	82,328,955	134,620,653

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

8.               DERIVATIVE FINANCIAL INSTRUMENTS

The following tables present the fair values of derivative instruments included in the Company’s consolidated balance sheets as of December 31, 2009, 2010 and 2011:

	December 31, 2009
	Other Assets -	Other Liabilities -
	Current	Current
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	7,307,485	—
Total derivative instruments	7,307,485	—

	December 31, 2010
	Other Assets -	Other Liabilities -
	Current	Current
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	8,131,716	15,988,091
Total derivative instruments	8,131,716	15,988,091

	December 31, 2011
	Other Assets -	Other Liabilities -
	Current	Current
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	2,910,301	1,271,592
Total derivative instruments	2,910,301	1,271,592

See Note 9. “Fair Value Measurement,” to the Company’s consolidated financial statements for information about the techniques the Company uses to measure the fair value of its derivative instruments.

The following table presents the amounts related to derivative instruments affecting the Company’s consolidated statements of operations for the years ended December 31, 2009, 2010 and 2011:

	Amount of (Loss) Gain on Derivatives Recognized in Income Year Ended December 31			Location of (Loss) Gain Recognized in
Derivative Type	2009	2010	2011	Income on Derivatives
	$	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	(1,590,098)	9,475,794	(11,393,346)	(Loss) gain on change in fair value of derivative

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

9.              FAIR VALUE MEASUREMENT

The Company does not have any assets or liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2009, 2010 and 2011.

As of December 31, 2009, 2010 and 2011, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at December 31, 2009
		Using
	Total Fair	Quoted Prices
	Value and	in Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the Balance	Identical Assets	Observable Inputs	Unobservable Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Investment in securities	4,034,296	4,034,296	—	—
Foreign exchange forward contracts	7,307,485	—	6,711,233	596,251
Total assets	11,341,781	4,034,296	6,711,233	596,251

		Fair Value Measurements at December 31, 2010
		Using
		Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Investment in securities	295,715	295,715	—	—
Foreign exchange forward contracts	8,131,716	—	5,622,316	2,509,400

Liabilities:
Foreign exchange forward contracts	(15,988,091)	—	—	(15,988,091)
Net liabilities	(7,560,660)	295,715	5,622,316	(13,478,691)

Fair Value Measurements at December 31, 2011
Using
Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	2,910,300	—	2,910,301	—
Liabilities:
Foreign exchange forward contracts	(1,271,591)	—	(1,271,592)	—
Net assets	1,638,709	—	1,638,709	—

A summary of changes in Level 3 foreign exchange forward contracts for the year ended December 31, 2009, 2010 and 2011 is as follows:

	As of December 31
	2009	2010	2011
	$	$	$
Beginning balance	—	596,251	(13,478,691)
Total gain or losses (realized/unrealized)
Included in earnings	596,251	(13,478,691)	—
Including in other comprehensive income	—	—	—
Settlements	—	(596,251)	13,478,691
Ending balance	596,251	(13,478,691)	—
The amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at the reporting date	596,251	(13,478,691)	—

Following is a description of the valuation techniques that the Company uses to measure the fair value of assets and liabilities measured at fair value on a recurring basis under the fair value measurement guidance as well as the basis for classification of such instruments pursuant to the valuation hierarchy established under the guidance:

· Investment in trading securities — Investment in trading securities consist of marketable equity shares that are measured using the closing stock prices from the exchange market on which they are traded. Such investments are classified as Level 1 in the hierarchy.

· Derivative assets and liabilities — The Company’s derivative assets and liabilities relate to foreign exchange contracts involving major currencies. Since its derivative assets and liabilities are not traded on an exchange, the Company values them using valuation models. The valuation of certain foreign currency contracts used interest rate yield curves and foreign exchange rates as the significant inputs in the valuation models. These inputs are observable in active markets over the terms of the instruments the Company holds, and accordingly, such contracts are classified as Level 2 in the hierarchy. The fair value of the remaining foreign currency contracts are computed using the Monte Carlo pricing method based on assumptions supported by quoted market prices or rates, adjusted for the specific features of these instruments. Such contracts are classified as Level 3 in the hierarchy. The Company considers the effect of its own credit standing and that of its counterparties in valuations of its derivative financial instruments.

· Fair value of other assets and liabilities — The fair value of the Company’s non-current portion of advance to suppliers and long-term bank borrowings as of December 31, 2011 is estimated by discounted future cash flow technique using an interest rate corresponding to debt with similar maturities and risks on the measurement date. The fair value of the Company’s convertible notes is estimated based on the quoted price from an over-the-count market on the valuation date.

The estimated fair value of the Company’s other assets and liabilities, including accounts receivables, current portion of advances to suppliers, accounts payable, income tax payable, accrued expenses and short-term borrowings, approximates their carrying value at December 31, 2009, 2010 and 2011 due to their short-term nature.

The following table presents the financial instruments for which fair value does not approximate carrying value as of December 31, 2009, 2010 and 2011:

	As of December 31, 2009		As of December 31, 2010		As of December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value
	$	$	$	$	$	$
Non-current portion of advance to suppliers	105,188,020	101,528,564	93,248,404	91,059,441	120,144,449	103,717,341
Convertible debt	133,035,624	244,000,000	136,262,524	212,387,520	127,756,000	99,330,290
Long-term bank borrowings	182,516,037	182,516,037	299,977,412	299,977,412	520,150,533	481,403,849

BANK BORROWINGS	12 Months Ended
Dec. 31, 2011
BANK BORROWINGS
BANK BORROWINGS

10.       BANK BORROWINGS

The Company’s bank borrowings consisted of the following:

	At December 31
	2009	2010	2011
	$	$	$
Bank borrowings
Short-term	234,329,742	117,055,761	303,259,524
Long-term, current portion	33,098,034	41,596,417	86,212,767
Total current	267,427,776	158,652,178	389,472,291

Long-term, non-current portion	182,516,037	299,977,412	520,150,533
Total	449,943,813	458,629,590	909,622,824

Short-term borrowings

The Company’s short-term bank borrowings consisted of the following:

	At December 31
	2009	2010	2011
	$	$	$

Short-term borrowings	78,989,279	15,000,000	59,609,524
Short-term borrowings secured by restricted cash	1,990,098	—	—
Short-term borrowings secured by plants and machinery of Changzhou Trina Solar Energy Co., Ltd. (“Trina China”)	114,085,704	77,455,761	43,650,000
Unsecured short-term borrowings	39,264,661	24,600,000	200,000,000
Total	234,329,742	117,055,761	303,259,524

The average interest rate on short term borrowings was 5.14%, 4.04% and 3.65% per annum for the years ended December 31, 2009, 2010 and 2011, respectively. The funds borrowed under the above short-term arrangements have no covenants or restrictions, and are repayable within one year. One short term loan is secured by the plant and machinery of Trina China with a carry value of $46,467,135.

The Company has short-term bank facilities of $253,282,766, $401,795,793 and $780,995,790 with various banks, of which $234,329,742, $117,055,761 and $303,259,524 had been drawn down, and $18,953,024, $284,740,032 and $477,736,266 were available as of December 31, 2009, 2010 and 2011, respectively. Those bank facilities are renewable based on agreement terms. As of December 31, 2009, 2010 and 2011, the Company has credit facilities for letters of credit, trade and foreign exchange hedging instruments of $243,769,539, $805,958,638 and $1,082,090,774, respectively.

Long term borrowings

On September 8, 2009, Trina China entered into a five-year credit facility (the “Facility”) with a syndicate of banks for RMB1,524.6 million ($241,965,434) and $80.0 million, of which RMB1,292.0 million ($205,050,072) and $80.0 million is designated solely for the expansion of the Company’s production capacity with the remaining to be used to supplement working capital requirements once the capacity expansion is completed. The facility can be drawn down either in RMB or US dollar. As of December 31, 2011, the Company had fully drawn down the capacity expansion portion under the Facility and had a balance of $254,003,581. The remaining Facility of RMB232.6 million ($36,915,361) can only be drawn down on or after completion of capacity expansion. The weighted-average interest rate for borrowings under the Facility is 6.50% per annum. Interest is payable quarterly or biannually in arrears for loans denominated in RMB and US dollars, respectively. The interest rate on RMB-denominated borrowings is 110% of the rate stipulated by the Chinese central bank for loans of similar duration. The interest rate on US dollar-denominated borrowings is the six month London Interbank Offered Rate plus 300 basis points. As of December 31, 2011, the Facility is guaranteed by Trina as well as by the property, plant and equipment of $314,406,212 and the related land use right of $8,773,598. For purposes of the expansion, the Company is required to match Facility draws with an equal amount of cash from sources other than the Facility. The Facility contains certain financial covenants which require that specified debt to total assets ratio, net profit ratio and income to interest ratio be maintained. As of December 31, 2011, Trina China violated the income to interest ratio covenants. Trina China obtained a waiver letter from the Agriculture Bank of China, the leading bank in the syndicated loan, on February 8, 2012 to waive the covenants for the whole Facility period.

On January 11, 2010, Trina Solar (Luxembourg) S.A.R.L (“Trina Luxembourg”) and Chinese Country Development Bank (“CDB”) entered into a fifteen-year credit facility (the “CDB Facility”) for Euro 100.0 million, which is designated solely for the construction of 28.8MW in project assets. Trina Luxembourg had drawn down Euro50.0 million and the remaining Euro 50.0 million expired on March 14, 2011. Trina Luxembourg had a balance outstanding as of December 31, 2010 and 2011 of Euro 50.0 million ($66.5 million) and Euro 41.3 million ($53.4 million), respectively. The weighted-average interest rate for the borrowings was 4.00% and 4.66% for the years ended December 31, 2010 and 2011, respectively, and is computed as the six month EURIBOR plus 300 basis points. There are no loan covenants. The CDB Facility is guaranteed by Trina China. The Company is required to match the CDB Facility draws with the construction of the solar plants.

On May 17, 2011, Trina China and The Export-Import Bank of China entered into a three year credit facility for $40.0 million, which is designated solely for capital expenditure purposes. As of December 31, 2011, the Company had drawn down $14.0 million and had $26.0 million available for future draw down. The facility is guaranteed by Trina. The interest rate is the six month London Interbank Offered Rate plus 380 basis points, which is 4.59% as of December 31, 2011. The facility contains a debt payment coverage ratio covenant. Trina China was in compliance with the covenant as of December 31, 2011.

On June 29, 2011, Trina China and CDB entered into a three year credit facility for $180.0 million, which is designated for the working capital. As of December 31, 2011, the Company had drawn down $180.0 million. The interest rate is the three month London Interbank Offered Rate plus 300 basis points, which is 3.25% as of December 31, 2011. The facility contains certain financial covenants which require that specified current ratio, quick ratio, debt to asset ratio, debt payment coverage ratio, interest coverage ratio, contingent liability ratio, current assets turnover and accounts payable turnover be maintained. Trina China was in compliance with the covenants as of December 31, 2011.

On December 7, 2011, Trina Solar (Changzhou) Science and Technology Co., Ltd. (“TST”) and Standard Chartered Bank (Hong Kong) Limited entered into a three year structured term loan facility for $100.0 million, which may be drawn down in single or multiple tranches within the first 12 months either in HKD or USD. Each tranche is for a term of up to 36 months from the initial drawdown date, and may be extended for up to another two years at TST’s option. The facility is designated solely for the East Campus project, which is expected to add approximately 500 MW of cell and module capacity and feature the Company’s high-efficiency Honey cell technology. As of December 31, 2011, the Company had drawn down $100.0 million. The facility is guaranteed by Trina as well as by the property, plant and equipment for which the borrowings will be used to construct. The interest rate is the Hong Kong Interbank Offered Rate plus 2.25%, which is 2.61% as of December 31, 2011. The facility contains certain financial covenants which require that specified gearing, net tangible assets value and EBITDA-to-interest ratio be maintained. According to the contract, the EBITDA-to-interest ratio is not applicable for the year ended December 31, 2011, TST was in compliance with the other covenants as of December 31, 2011.

On December 23, 2011, Trina China and Agriculture Bank of China entered into a three year credit facility for RMB 30.0 million ($4.8 million) at an interest rate of 6.65% per year, which is designed solely for the “MW Square Crystal Silicon Heterojunction Solar Battery Research, Development and Industrialization Project”. As of December 31, 2011, the Company had drawn down RMB 30.0 million (USD 4.8 million). The facility is secured by the land use right of $8,411,497. There are no covenants in the facility.

Future principal payments under the above long-term borrowings as of December 31, 2011 are as follows:

Fiscal Years Ending December 31,	$

2012	86,212,767
2013	132,510,540
2014	363,998,033
2015	8,420,424
Thereafter	15,221,536
Total	606,363,300

CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE SENIOR NOTES
CONVERTIBLE SENIOR NOTES
11.	CONVERTIBLE SENIOR NOTES

On July 23, 2008, the Company issued $138 million of 4% Convertible Senior Notes (the “Notes”). The Notes mature on July 15, 2013 and bear interest at a rate of 4.00% per annum, payable in arrears semi-annually on January 15 and July 15, beginning January 15, 2009.

Conversion. The initial conversion rate is 59.0318 ADSs per $1,000 initial principal amount, which represents an initial conversion price of approximately $16.94 per American Depository Share (“ADS”). The Notes are convertible at any time prior to maturity. The conversion rate is subject to change for certain anti-dilution events and upon a change in control (“a Fundamental Change”). If the holders elect to convert the Notes upon a Fundamental Change, the conversion rate will increase by a number of additional shares as determined by reference to an adjustment schedule based on the date on which the change in control becomes effective and the price paid per ADS in the transaction (referred to as the “Fundamental Change Make-Whole Premium”). However, the conversion rate, including any additional ADSs added to the conversion rate in connection with a Fundamental Change, will not exceed 71.4286 ADSs (which is equal to a conversion price of $14.00 per ADS).

Redemption. The holders may require the Company to repurchase all or portion of the Notes for cash on July 15, 2011, or upon a Fundamental Change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest. In the event of default, as defined in the agreement, the holders of 25% or more of the Notes may immediately require the Company to redeem the Notes and associated interest. As of December 31, 2010, the Company classified the Notes as a current liability on the consolidated balance sheets as the holders had the option to redeem the Notes on July 15, 2011. In August 2011, Notes with an aggregate principal amount of $320,000 were redeemed and the July 15, 2011 redemption right of the remaining Notes expired.

Proceeds to the Company were $132,392,740, net of issuance costs of $5,607,260, which were amortized over the period from July 23, 2008, the date of issuance, to July 15, 2011, the earliest redemption date, using the effective interest method. Amortization expense for the year ended December 31, 2009, 2010 and 2011 was $3,905,195, $3,899,771 and $2,101,948, respectively.

Share Lending Agreement. Concurrent with the offering of the Notes, the Company issued 8,146,388 ADSs at a price equal to par, or $0.0005 per ADS (the “Loaned Shares”), to one of the underwriters of the Notes (“Underwriter”). The purpose of the Loaned Shares is facilitating privately negotiated transactions in which the ultimate holder of the Notes (the “ADS Borrower”) may elect to hedge their investment in the Notes.

The Loaned Shares must be returned to the Company by the earliest of (a) the maturity date of the Notes, July 15, 2013, (b) upon the Company’s election to terminate the Share Lending Agreement at any time after the later of (x) the date on which the entire principal amount of the Notes ceases to be outstanding, and (y) the date on which the entire principal amount of any additional convertible securities that the Company has in writing consented to permit the ADS Borrower to hedge under the Share Lending Agreement ceases to be outstanding, in each case, whether as a result of conversion, redemption, repurchase, cancellation or otherwise; and (c) the termination of the Share Lending Agreement. The Company is not required to make any payment to the Underwriter or ADS Borrower upon the return of the Loaned Shares.

The Underwriter has agreed to post collateral, either in cash or other assets, having a market value equal to at least 100% of the market value of the Loaned Shares during the term of the Share Lending Agreement. The Company may notify the Underwriter if the fair value of such collateral is lower than the fair value of the Loaned Shares by more than $100,000. The Company has no right to sell or re-pledge the collateral. If the Underwriter is unable to return the Loaned Shares when required by the terms of the Share Lending Agreement, the Company may take delivery of the collateral equal to the fair value of the Loaned Shares.

The Underwriter is required to remit to the Company any dividends paid to the holders of the Loaned Shares. The Underwriter has agreed not to vote the Loaned Shares to the extent it is the shareholder of record. An ADS Borrower has the ability to vote without restriction.

The Company has accounted for the Share Lending Agreement at fair value and recognized it as an issuance cost associated with the convertible debt offering (see Note 21). As a result, additional debt issuance costs of $4.1 million were recorded on the issuance date with a corresponding increase to additional paid-in capital. The debt issuance costs are amortized over the life of the Notes using the effective interest method.

Although legally issued, the Company has not considered the Loaned Shares issued for accounting purposes. As a result, any cash collateral, to the extent posted by the ADS Borrower, is not considered attributable to the issuance of shares. To the extent cash collateral is posted, the Company will record the cash as an asset on its balance sheet with an offsetting liability recorded to reflect the collateral receipt as the proceeds of a borrowing. To the extent the ADS Borrower is in default under the Share Lending Agreement, non-cash collateral would likewise be recorded on the Company’s consolidated balance sheet. As of December 31, 2011, the ADS Borrower has posted non-cash collateral and the ADS Borrower is not in default.

As of December 31, 2009, 2010 and 2011, the fair value of the outstanding loaned shares was $219,871,012, $190,788,407 and $54,417,872, respectively.

Pursuant to the terms of the supplemental indenture, the Notes should be purchased by the Company on July 15, 2011 (the “Option Purchase Date”), at a purchase price, payable in cash, equal to one hundred percent (100%) of the principal amount of the Notes to be so purchased, plus accrued and unpaid interest, including any additional interest. Notes with an aggregate principal amount of $320,000 were redeemed prior to the expiration of the Option. Subsequent to the purchase, $137,680,000 principal amount of the Notes remain outstanding.

In December 2011, the Company repurchased a portion of the Notes having an aggregate principle value of $9,924,000 for cash payment of $7,582,710, which resulted in a gain of $2,341,290. As of December 31, 2011, $127,756,000 principal amount of the Notes remains outstanding.

ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2011
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS
12.	ACCRUED WARRANTY COSTS

The movement of the Company’s accrued warranty costs is summarized below:

	For the year ended December 31,
	2009	2010	2011
	$	$	$
Beginning balance	12,473,142	21,023,381	38,710,874
Warranty provision	8,550,239	17,895,942	21,939,223
Warranty costs incurred	—	(208,449)	(1,839,911)
Ending balance	21,023,381	38,710,874	58,810,186

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

13.	SHARE-BASED COMPENSATION

The Company measures share-based compensation cost on the grant date at the fair value of the award and recognizes this cost as an expense over the grant recipients’ requisite service period.

The following table presents the Company’s share-based compensation expense by type of award:

	2009	2010	2011
	$	$	$

Share options	1,041,868	1,882,511	2,167,209
Restricted shares	3,236,634	4,072,536	5,791,225
Total share-based compensation expense	4,278,502	5,955,047	7,958,434

Restricted shares

In July 2006, the Company adopted the Share Incentive Plan (the “Share Incentive Plan”) upon which the Compensation Committee (the “Committee”) of the Board of Directors can authorize to make awards of Restricted Shares to any participant selected by the Committee in such amounts under terms and conditions as determined by the Committee. Restricted Shares shall be subject to restrictions on transferability and other restrictions as the Committee may impose (including, without limitation, limitations on the right to vote Restricted Shares or the right to receive dividends on the Restricted Share). These restrictions may lapse separately or in combination at such times, pursuant to such circumstances, in such installments, or otherwise, as the Committee determines at the time of the grant of the Award or thereafter.

The following is a summary of activities under the Plan:

	Number of shares	Weighted average grant date fair value

Non-vested at January 1, 2011	47,581,632	$0.35
Granted	21,344,247	$0.51
Vested	(17,320,908)	$0.32
Forfeited	(4,421,379)	$0.41
Nonvested at December 31, 2011	47,183,592	$0.42

The fair value of the restricted shares was based on the market price on the date of grant.

As of December 31, 2011 there was $17,190,736 of total unrecognized compensation cost related to nonvested share-based compensation arrangements, which is expected to be recognized over a weighted-average period of 3.51 years. The total fair value of shares vested during the years ended December 31, 2009, 2010, and 2011 was $8,960,326, $13,032,862 and $18,824,087, respectively.

Share Options

In May 2008, the Company revised the Share Incentive Plan and introduced stock options as a compensation instrument to its employees. Under the terms of the revised Share Incentive Plan, share options are granted to employees at exercise prices equal to the Company’s share price on the grant date. The Company’s stock options expire five years from their grant date and generally vest one third per annum on the anniversary of the grant date.

During 2009, 2010 and 2011, the Company granted 15,419,650, 21,630,267 and 26,428,314 share options, respectively, to its board of directors and employees. Those share options will vest one third per annum on the anniversary of the grant date.

Share Options — continued

A summary of the option activity is as follows:

		Weighted	Weighted Average
		Average	Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Options	Price	Term	Value

Options outstanding at January 1, 2011	35,271,723	$0.35
Granted	26,428,314	$0.55
Exercised	(865,100)	$0.22
Cancelled or Forfeited	(2,995,478)	$0.39
Options outstanding at December 31, 2011	57,839,459	$0.44	3.44	—
Options vested or expected to vest at December 31, 2011	40,625,515	$0.43	3.41	—
Options exercisable at December 31, 2011	16,809,614	$0.32	2.10	—

Total intrinsic value of options exercised for the years ended December 31, 2009, 2010 and 2011 were $409,039, $1,020,370 and $nil, respectively. The weighted-average grant date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $0.11, $0.17 and $0.25, respectively, computed using the Black-Scholes-Merton closed-form option valuation model using the following weighted average assumptions:

	2009	2010	2011
Risk free rate of return	1.30%	1.26%	0.96%
Expected life	3.50	3.50	3.50
Volatility ratio	88.9%	81.80%	74.04%
Dividend yield	—	—	—

The Company estimated the expected life, which represents its best estimate of the period of time from the grant date that it expects the stock options to remain outstanding, using the simplified method. Under this method, the Company estimates the expected life of its stock options as the mid-point between their time to vest and their contractual term. The Company applied the simplified method because it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected life due to the limited period of time that has elapsed since its first option grant.

The Company estimated the expected volatility upon historical volatility of its own stock price. The Company used U.S. Treasury rates in effect at the time of the grants for the risk-free rates.

As of December 31, 2011, the Company had $4,984,911 of unrecognized share-based compensation cost related to unvested share options, which it expects to recognize over a weighted-average period of 2.09 years.

TAX EXPENSE	12 Months Ended
Dec. 31, 2011
TAX EXPENSE
TAX EXPENSE

14.	TAX EXPENSE

The Company mainly operates in PRC, Switzerland and the United States. In 2011, the Company established several entities in various jurisdictions.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

The Company’s fully-owned subsidiary, Trina Solar (Hong Kong) Enterprise Limited (“THK”) was subject to Hong Kong profit tax at a rate of 16.5% in 2009, 2010 and 2011. No Hong Kong profit tax has been provided as THK has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

Singapore

The Company’s fully-owned subsidiary, Trina Solar (Singapore) Pte. Ltd. (“TSI”) and Trina Solar Energy Development Pte. Ltd. (“TED”) were subject to Singapore profit tax at a rate of 17% in 2010 and 2011. No Singapore profit tax has been provided as TSI and TED did not have assessable profit that was earned in or derived from Singapore during the year presented.

Switzerland

The statutory tax rate in Switzerland is 27.8%. The Company’s fully owned subsidiary, Trina Solar (Schweiz) AG (“TSW”) was subject to a preferential Switzerland profit tax at an effective rate of 10.12% and 7.65% in 2010 and 2011, respectively, pursuant to approved tax ruling.

Luxemburg

The statutory tax rate in Luxemburg is 27.8%.  The Company’s fully owned subsidiary, Trina Solar (Luxembourg) S.A.R.L (“TLB”) sold projects in 2011 and has filed all necessary documents to obtain the ruling of participation exemption on the gain in Luxembourg. Subject to the participation exemption ruling agreed by the tax bureau, the capital gains tax rate derived from the disposal of projects is 0%.

United States

The Company’s fully owned subsidiaries, Trina Solar (U.S.) Holding Inc, (“TUH”), Trina Solar (U.S.) Inc. (“TUS”), Trina Solar (U.S.) Development LLC (“TUP”) and TP-CA-SOUTH LLC (“TP-CA”) were subject to United States income tax at a combined federal and state tax rate of 40% in 2010 and 2011.

Japan

The Company’s fully owned subsidiary, Trina Solar (Japan) Limited (“TJP”) was subject to Japan profit tax at a rate of 40% in 2010 and 2011.

Germany

The Company’s fully owned subsidiary, Trina Solar (Germany) GmbH (“TGM”) was subject to Germany profit tax at a rate of 32.9% in 2010 and 2011.

Italy

The Company’s fully owned subsidiary, Trina Solar (Italy) S.R.L. (“TIL”) was subject to Italian profit tax at a rate of 31.4% in 2010 and 2011.

Spain

The Company’s fully owned subsidiary, Trina Solar (Spain) S.L.U. (“TSP”) was subject to Spanish profit tax at a rate of 30.0% in 2010 and 2011.

PRC

Under PRC’s Enterprise Income Tax Law (“EIT Law”), effective from January 1, 2008, domestically-owned enterprises and FIEs are subject to a uniform tax rate of 25%. In April 2009, Trina China received notification from a PRC tax authority which revoked a previous approval for the tax holiday on taxable income related to registered capital contributions made in 2008. As a result, during the year ended December 31, 2009, the Company recorded additional income tax expense of $6,513,160 for taxable profit arising from Trina China subsequent to January 1, 2008.

Under the EIT Law, the EIT rate shall be reduced to 15% for stated-encouraged High and New Technology Enterprises (“HNTE”). Trina China obtained a HNTE certificate in 2008 and was therefore entitled to a reduced EIT rate of 15% from 2008 to 2010. In 2011, Trina China renewed the HNTE certificate effective from 2011 to 2013. TST obtained a HNTE certificate in 2011 and was therefore entitled to a reduced EIT rate of 15% from 2011 to 2013.

The Company makes an assessment of the level of authority for each of its uncertain tax positions (including the potential application of interests and penalties) based on their technical merits, and has measured the unrecognized benefits associated with such tax positions. At December 31, 2010, the amounts of gross unrecognized tax benefits were $2,348,032. The aforementioned liability is recorded in liability for uncertain tax positions in the consolidated balance sheet. In accordance with the Company’s policies, it accrues and classifies interest and penalties related to unrecognized tax benefits as a component of the income tax provision. In 2011, the unrecognized tax benefits were settled pursuant to the approved Advance Pricing Agreement (“APA”) by the local tax bureau. As of December 31, 2011, the amount of gross unrecognized tax benefits were $nil. The Company does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months.

The following table indicates the changes to the Company’s unrecognized tax benefits for the year ended December 31, 2011.

$
Beginning balance	2,348,032

Settled for the year	(2,348,032)

Ending balance	—

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2006 through 2011 on non-transfer pricing matters, and from 2001 through 2011 on transfer pricing matters.

The provision for income taxes by tax jurisdictions for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Years ended December 31,
	2009	2010	2011
	$	$	$

Income (loss) from operations before income tax:
PRC	135,683,290	181,458,007	(3,556,550)
Switzerland	—	200,309,460	(5,581,319)
United States	—	7,704,044	1,023,440
Other jurisdictions	(14,761,022)	(29,949,333)	(22,396,194)

Total income (loss) before income tax	120,922,268	359,522,178	(30,510,623)

Current tax expense:
PRC	35,248,557	32,166,137	7,416,997
Switzerland	—	21,802,460	—
United States	—	3,457,769	3,249,978
Others	—	99,283	1,222,252

Deferred tax (benefit) expense:
PRC	(10,552,726)	(9,011,416)	(1,742,264)
Switzerland	—	(68,883)	534,770
United States	—	(376,152)	(2,834,865)
Other jurisdictions	—	—	(537,249)
Total income tax expense	24,695,831	48,069,198	7,309,619

A reconciliation between the provision for income tax computed by applying the applicable enterprise income tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years ended December 31,
	2009	2010	2011

Applicable enterprise income tax rate	25.0%	25.0%	25.0%
Different tax rate in other jurisdiction	2.9%	(5.5)%	(18.2)%
Effect of reduced tax rate	(11.1)%	(5.2)%	(2.8)%
Transfer pricing settlement in 2011	—	—	(6.2)%
Effect of different reversal rate	(1.6)%	(2.4)%	(21.9)%
Effect of change in valuation allowance	0.8%	0.8%	0.5%
Cancellation of preferential tax rate	4.7%	—	—
Tax effect of permanent differences	(0.3)%	0.0%	(0.4)%
Unrecognized tax benefits	—	0.7%	—
	20.4%	13.4%	(24.0)%

The principal components of deferred income tax assets are as follows:

	Years ended December 31,
	2009	2010	2011
	$	$	$
Deferred tax assets:
Bad debts provision and others	1,759,248	7,673,965	5,371,073
Deferred revenues	2,693,787	1,005,139	3,449
Accrued expenses	3,678,010	6,147,803	8,475,330
Long-term payables	4,352,416	4,921,134	4,263,756
Inventory write-down	4,086,801	4,049,350	2,550,720
Advance to suppliers provision	1,051,551	1,793,446	2,494,574
Warranty provision	5,255,845	9,677,718	14,442,248
Net operating loss	—	—	2,448,583

Total deferred tax assets	22,877,658	35,268,555	40,049,733

Valuation allowance on deferred tax assets	(7,408,349)	(10,342,795)	(10,544,364)
Net deferred tax assets	15,469,309	24,925,760	29,505,369

Analysis as:
Current	5,543,246	10,258,325	10,466,825
Noncurrent	9,926,063	14,667,435	19,038,544
Total	15,469,309	24,925,760	29,505,369

Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. As of December 31, 2011, a valuation allowance of $10,544,364 has been recorded in order to measure only the portion of the deferred tax asset that more likely than not will be realized.

Undistributed earnings of the Company’s subsidiaries of approximately $530.6 million at December 31, 2011 are considered to be indefinitely reinvested and accordingly, no provision for income taxes has been provided.

The Company has net operating losses of $19,084,332 as of December 31, 2011. Such losses will expire between 2016 and 2031.

DISTRIBUTION OF PROFIT	12 Months Ended
Dec. 31, 2011
DISTRIBUTION OF PROFIT
DISTRIBUTION OF PROFIT

15.  DISTRIBUTION OF PROFIT

Pursuant to the relevant laws and regulations for foreign investment enterprises in the PRC and the articles of association of Trina China, the Company is required to maintain two statutory non-distributable reserves, a general reserve fund and a staff welfare and bonus fund. Appropriations to such reserves are made out of net profit after taxation of Trina China. Trina China is required to transfer 10% of its profit after taxation, as reported in its PRC statutory financial statements, to the general reserve fund until the balance reaches 50% of its registered capital. The general reserve fund may be used to make up prior year losses incurred and, with approval from the relevant government authority, to increase paid-in capital. Trina China is also required to allocate a portion of its net profit after taxation to its staff welfare and bonus fund. However, the amount to be allocated to the staff welfare and bonus fund is at the sole discretion of the board of directors. PRC regulations currently permit payment of dividends out of Trina China’s accumulated profits only as determined in accordance with PRC accounting standards and regulations. As a result of these PRC laws and regulations, Trina China is restricted in its ability to transfer a portion of net profit in the form of dividends.

The amount of the non-distributable general reserve fund was $25,311,389, $41,302,496, $41,359,798 as of December 31, 2009, 2010 and 2011, respectively. The amount of the welfare fund and bonus fund was $nil as of December 31, 2009, 2010 and 2011, respectively, as the Board of Directors elected not to make any appropriations to this fund.

The amount that is not subject to restrictions, and which may be transferred from Trina China in the form of dividends, loans or advances, is $226,081,199, $370,001,161 and $339,549,604 as of December 31, 2009, 2010 and 2011, respectively.

As a result of these PRC laws and regulations, the Company’s PRC subsidiary is restricted in its ability to transfer the registered capital and general reserve fund to Trina in the form of dividends, loans or advances and the restricted portion amounted to $410,311,389, $497,302,496 and $611,359,798 as of December 31, 2009, 2010 and 2011, respectively.

RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

16.   RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

The amounts due to related parties is $nil, $668,983 and $6,748,353 as of December 31, 2009, 2010 and 2011, respectively, include payable to Changzhou Youze S&T Co., Ltd and Changzhou Junhe Mechanical Co., Ltd. controlled by Mr. Weizhong Wu and Mr. Weifeng Wu, respectively, the brothers of Ms. Chunyan Wu, for Trina China’s purchase of polysilicon and wafers.

Related party transactions

In 2009, 2010 and 2011, Trina China purchased wafers for a total price of RMB36,980,734 ($5,415,446), RMB 69,890,654 (US$10,553,196) and RMB 167,159,850 ($26,529,520), respectively, from Changzhou Youze S&T Co., Ltd., a company controlled by Mr. Weizhong Wu, the brother of Ms. Chunyan Wu. The transactions were approved by the audit committee.

In 2010 and 2011, Trina China purchased equipment maintenance services for a total price of RMB10,811,133 ($1,611,704) and RMB12,634,837 ($2,005,243), respectively, from Changzhou Junhe Mechanical Co., Ltd., a company controlled by Mr. Weifeng Wu, the brother of Ms. Chunyan Wu.

In 2010, Trina China provided PV technical consulting services for a total price of US$452,987 to Shanghai Zhenhe New Energy S&T Development Co., Ltd., a company in which Trina China holds a 20% interest. The transactions were approved by the audit committee. In 2011, the Company obtained a dividend of $137,511 from Shanghai Zhenhe New Energy S&T Development Co., Ltd., which was recorded in other income in the consolidated statements of operations.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.  COMMITMENTS AND CONTINGENCIES

a)    Capital commitments

As of December 31, 2011, the Company’s commitments to purchase property, plant and equipment is approximately $127.0 million associated with the expansion of the Company’s solar module business.

b)    Materials purchase commitments

As of December 31, 2011, the Company had entered into certain long-term silicon procurement contracts, under which the Company agreed to purchase silicon materials in an aggregate amount of approximately $14.5 billion over the next nine years.

Future materials purchase commitments are as follows:

Year ending December 31	$million
2012	497
2013	1,430
2014	1,626
2015	1,889
2016	1,860
Thereafter	7,217
Total	14,519

c)     Operating lease commitments

The Company had operating lease agreements principally for its office properties in the PRC, Europe and the US. The Company’s lease expense was $827,707, $1,988,081 and $5,048,984 for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments are as follows:

Year ending December 31	$
2012	3,011,460
2013	2,037,524
Total	5,048,984

d)    Contingencies

In July 2010 the Company was made aware of a contingent liability in the form of legal action brought against its Hong Kong subsidiary, Top Energy International Limited (“TEI”). The action stems from a 2008 transaction involving the exchange of silicon materials and subsequent claims involving material qualities. Given the claims were made outside contractual time limitations and upon disputed testing methodology, the Company believes the claimant would be unlikely to prevail. If, however, the claimant proved successful in such legal actions, the Company may become obligated to incur damages of up to approximately $4.3 million. The Company believes it is probable that it will incur a loss associated with this contingency and has recorded $0.8 million as of December 31, 2011, which represents the low end of the estimate range of $0.8 million and $1.58 million.

In October 2011, a trade action was filed with US governmental agencies in Washington, DC, alleging that imports of crystalline silicon photovoltaic cells and modules from China were sold at less than fair value and unfairly subsidized in violation of US antidumping and countervailing duty laws. The Company was identified as one of several Chinese exporters of these products to the US market and its US affiliate as one of the US importers. Violations of these laws can result in the retroactive imposition of significant additional duties on imports of these products from China. The Company has recorded an accrual of $3.3 million as of December 31, 2011, related to the countervailing duty allegations currently under investigation by the US Department of Commerce.  On March 20, 2012, the US Department of Commerce preliminary determination stipulated a Company-specific rate of 4.73%, which may be applied retroactively 90 days from March 26, 2012 (Federal Register notice date).  It is reasonably possible that the Company could be assessed penalties in excess of this amount; however, it is unable to reliably estimate the range of this additional exposure.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

18.  SEGMENT INFORMATION

The Company operates in a single reportable business segment which is comprised of the production of mono- and multi-crystalline silicon ingots, wafers, cells and related products and the subsequent assembly and marketing of solar modules, which are panels packed with interconnected solar cells that convert sunlight into electricity. The Company’s chief operating decision maker is the chief executive officer of the Company. The basis for attributing revenue from external customers to individual countries is the customers’ country of incorporation.

The following table summarizes the Company’s net revenues generated from different geographic locations:

	Years ended December 31,
	2009	2010	2011
	$	$	$
Europe:
- Germany	286,219,970	447,315,689	756,574,856
- Spain	101,849,024	404,130,517	271,071,071
- Italy	166,062,299	409,560,784	262,491,774
- Belgium	173,422,962	87,327,868	40,716,601
- Others	60,598,197	87,786,895	66,679,873
Europe Total	788,152,452	1,436,121,753	1,397,534,175
China	24,434,338	70,782,741	144,739,344
United States	13,238,207	262,300,116	440,298,709
Others	19,310,578	88,484,664	65,329,348
Total net revenues	845,135,575	1,857,689,274	2,047,901,576

The identifiable long-lived assets of the Company are substantially located in the PRC.

MAJOR CUSTOMERS AND SUPPLIERS	12 Months Ended
Dec. 31, 2011
MAJOR CUSTOMERS AND SUPPLIERS
MAJOR CUSTOMERS AND SUPPLIERS

19.  MAJOR CUSTOMERS AND SUPPLIERS

There is no customer that contributed more than 10% of net revenue or accounts receivable.

The following table summarizes suppliers which contributed more than 10% of total advances to suppliers:

	Advance to suppliers
	December 31,
	2009	2010	2011
	$	$	$
Company I	60,909,170	55,231,207	36,383,712
Company II	15,867,279	35,987,103	41,982,828
Company III	21,600,000	15,593,040	45,924,240
Company IV	17,744,468	10,611,000	4,440,450

Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2011
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

Additional Information — Financial Statement Schedule I

These financial statements have been prepared in conformity with Accounting Principles

Generally Accepted in the United States

TRINA SOLAR LIMITED

NOTES TO SCHEDULE I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Trina’s consolidated and unconsolidated subsidiaries not available for distribution to Trina as of December 31, 2009, 2010 and 2011 of $410,311,389, $497,302,496 and $611,359,798, respectively, exceeded the 25% threshold. The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Guarantee

Trina Solar Limited (“TSL”) was the guarantor for several of its subsidiaries’ bank borrowings or facilities, which amounted to $427.6 million as of December 31, 2011 (see Note 10).

BALANCE SHEETS
(In U.S. dollars)

	As of December 31,
	2009	2010	2011
	$	$	$

ASSETS
Current assets:
Cash and cash equivalents	100,836,223	99,283,656	43,204,022
Investment in securities	4,034,296	295,715	—
Other receivables	481,417	240,080	12,817
Total current assets	105,351,936	99,819,451	43,216,839
Deferred expenses	1,160,999	493,728	209,574
Amount due from group companies	63,665,428	160,680,006	119,927,513
Investment in subsidiaries	651,028,292	1,053,946,999	1,117,941,053
TOTAL ASSETS	821,206,655	1,314,940,184	1,281,294,979

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payable	8,858,977	5,030,568	8,413,582
Convertible notes	—	136,262,524	—
Total current liabilities	8,858,977	141,293,092	8,413,582
Convertible notes	133,035,624	—	127,756,000
Total liabilities	141,894,601	141,293,092	136,169,582

Shareholders’ equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,486,901,296, 3,964,085,354 and 3,982,271,362 shares issued and outstanding as of December 31, 2009, 2010 and 2011, respectively)	34,869	39,641	39,823
Additional paid-in capital	459,519,178	642,829,691	650,944,164
Retained earnings	208,317,651	519,770,631	481,950,538
Accumulated other comprehensive income	11,440,356	11,007,129	12,190,872
Total shareholders’ equity	679,312,054	1,173,647,092	1,145,125,397
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	821,206,655	1,314,940,184	1,281,294,979

STATEMENTS OF OPERATIONS
(In U.S. dollars)

	Year ended December 31,
	2009	2010	2011
	$	$	$

Revenue	—	331,563	—

Operating expenses
Selling expenses	2,722,092	1,957,545	948,195
General and administrative expenses	8,337,343	10,760,015	11,108,266
Research and development expenses	396,239	438,181	573,646
Total operating expenses	11,455,674	13,155,741	12,630,107
Operating loss	(11,455,674)	(12,824,178)	(12,630,107)

Interest expense	(9,307,330)	(9,419,771)	(7,606,120)
Interest income	113,857	291,006	264,533
Equity in earnings (loss) of subsidiaries	116,875,584	331,756,996	(20,189,689)
Other income	—	1,650,607	2,341,290
Income (loss) before income taxes	96,226,437	311,454,660	(37,820,093)
Tax expense	—	(1,680)	—
Net income (loss)	96,226,437	311,452,980	(37,820,093)

STATEMENTS OF CASH FLOWS
(In U.S. dollars)

	Year ended December 31,
	2009	2010	2011
	$	$	$

Operating activities:
Net income (loss)	96,226,437	311,452,980	(37,820,093)
Adjustments to reconcile net income to net cash used in operating activities:
Equity in (earnings) loss of subsidiaries	(116,875,584)	(331,756,996)	20,189,689
Gain on repurchasing senior convertible notes	—	—	(2,341,290)
Loss on change in fair value of investment in securities	—	—	295,715
Share-based compensation	4,278,502	5,955,047	7,958,434
Amortization of convertible bond issuance costs	3,905,195	3,899,771	2,101,948

Changes in operating assets and liabilities:
Other receivable	(30,264)	235,920	227,435
Deferred expenses	—	—	(80,317)
Accrued expenses and other payable	4,065,828	(3,828,410)	3,383,014
Net cash used in operating activities	(8,429,886)	(14,041,688)	(6,085,465)

Investing activities:
Investment in subsidiaries, net of cash acquired	(190,807,123)	(67,856,355)	(83,000,000)
Amounts due from group companies	156,814,803	(97,014,578)	40,752,493
Net cash used in investing activities	(33,992,320)	(164,870,933)	(42,247,507)

Financing activities:
Proceeds from issuance of ordinary shares, net off issuance costs	744,732	1,088,976	156,048
Proceed from issuance of ordinary shares, net of issuance costs	141,536,815	176,271,078	—
Payments for repurchase of senior convertible notes	—	—	(7,582,710)
Redemption of senior convertible notes	—	—	(320,000)
Net cash provided by (used in) financing activities	142,281,547	177,360,054	(7,746,662)

Net change in cash and cash equivalents	99,859,341	(1,552,567)	(56,079,634)
Cash and cash equivalents at the beginning of the year	976,882	100,836,223	99,283,656
Cash and cash equivalents at the end of the year	100,836,223	99,283,656	43,204,022

* * * * *

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

(a)         Basis of presentation

The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of Trina, its subsidiaries and VIEs. The Company has eliminated all inter-company transactions and balances during consolidation

Use of estimates

(b)         Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include the allowance for doubtful accounts and advances to suppliers, inventory valuation, the economic useful lives of long-lived assets, asset impairments, fair value of foreign currency derivatives, purchase commitment loss, provision for uncertain tax positions and tax valuation allowances, accrued warranty expenses, certain assumption used in the computation of share-based compensation and related forfeiture rates.

Cash and cash equivalents

(c)          Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Restricted cash

(d)         Restricted cash

Restricted cash is comprised of bank deposits held as collateral for letters of credit, commercial paper, bank drafts and bank borrowings as well as amounts held by counterparties under forward contracts. These deposits carry fixed interest rates and will be released when the bank borrowings are repaid or the related letters of credit are settled by the Company. The Company considers the restricted cash balances as equivalent to an investment whose return of principal requires the satisfaction of conditions (i.e., repayment of bank borrowings or settlement of letters of credit) rather than a withdrawal demand. Therefore, deposits and withdrawals of principal balances in restricted cash accounts represent the creation or return of investment and, accordingly, the Company has presented such deposits and withdrawals as investing activities in the consolidated statements of cash flows.

Fair value of financial instruments

e)          Fair value of financial instruments

The Company estimates fair value of financial assets and liabilities as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants. The fair value measurement guidance establishes a three-level fair value hierarchy that prioritizes the inputs into the valuation techniques used to measure fair value.

· Level 1 — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

· Level 2 — Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

· Level 3 — Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use to price an asset or liability.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company measures fair value using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates and currency rates.

Investment in securities

(f)           Investment in securities

Investment in securities represents marketable securities acquired principally for the purpose of sale in the near term and, as a result, is classified as a trading security. The investment is reported at fair value, with gains or losses resulting from changes in fair value recognized in earnings.

Investment in equity affiliates

(g)         Investment in equity affiliates

Affiliated companies are entities over which the Company has significant influence, but which it does not control. The Company generally considers an ownership interest of 20% or higher to represent significant influence. Investments in equity affiliates are accounted for by the equity method of accounting. Under this method, the Company’s share of the profits or losses of affiliated companies is recognized in other income and its shares of movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Company and its affiliated companies are eliminated to the extent of the Company’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other-than-temporary. As of December 31, 2009, 2010 and 2011, the Company has equity investment in affiliates with a carrying amount of $nil, $155,888 and $4,066,873, respectively. No impairments were recorded for the years ended December 31, 2009, 2010 and 2011.

Receivables and Allowance for Doubtful Accounts

(h)         Receivables and Allowance for Doubtful Accounts.

The Company maintains allowances for doubtful accounts for uncollectible accounts receivable. Estimated anticipated losses from doubtful accounts are based on aging, historical collection history, and other factors.

Inventories

(i)            Inventories

The Company reports inventories at the lower of cost or market. The Company determines cost on a weighted-average basis. These costs include direct material, direct labor, tolling manufacturing costs, and fixed and variable indirect manufacturing costs, including depreciation and amortization.

The Company regularly reviews the cost of inventory against its estimated fair market value and records a lower of cost or market write-down if any inventories have a cost in excess of estimated market value. In addition, the Company regularly evaluates the quantity and value of its inventory in light of current market conditions and market trends and record write-downs for any quantities in excess of demand and for any product obsolescence. This evaluation considers historic usage, expected demand, market price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, product merchantability and other factors. The Company also writes off silicon materials that may not meet its required specifications for inclusion in its manufacturing process. These materials are periodically sold for scrap.

The Company has outsourced portions of its manufacturing process, including cutting ingots into wafers, and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (silicon, ingots, wafers or cells) to the third-party manufacturers. For those outsourcing arrangements in which title does not transfer, the Company maintains the inventory in the consolidated balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturers. Upon receipt of the processed inventory from the third-party manufacturers, it is reclassified to work-in-progress inventory with the processing fee capitalized as cost of inventory. For those outsourcing arrangements in which title (including risk of loss) does transfer to the third-party manufacturer, the Company is contractually obligated to repurchase the processed inventory. To accomplish this, it enters into raw material sales agreements and processed inventory purchase agreements simultaneously with the third-party manufacturer. In such instances, where they are, in substance tolling arrangements, the Company retains the inventory in the consolidated balance sheets while it is in the physical possession of the third-party manufacturer. The cash received from the third-party manufacturer is recorded as a current liability on the consolidated balance sheet rather than revenue or deferred revenue. Upon receipt of the processed inventory, it is reclassified from raw materials to work-in-progress inventory and the processing fee paid to the third-party manufacturer is added to inventory cost.

Project assets

(j)            Project assets

Project assets consist primarily of costs relating to solar power projects in various stages of development that are capitalized prior to the sale of the solar power project. These costs include modules, installation and other development costs, such as legal, consulting and permitting. While the project assets are not constructed for a specific customer, the Company intends to sell the project assets upon their completion. The Company recognized revenue of $27,430,163 derived from sales of project assets to third parties for the year ended December 31, 2011, with a cost of $26,714,686.

                Project assets consisted of the following at December 31, 2009, 2010 and 2011:

	December 31,	December 31,	December 31
	2009	2010	2011
	$	$	$
Project assets — Module cost	1,669,040	13,350,157	3,337,837
Project assets — Development	—	19,609,382	5,140,345
Project assets — Others	269,479	2,019,491	3,284,487
Total project assets	1,938,519	34,979,030	11,762,669

Current portion	1,938,519	34,979,030	8,860,635

Noncurrent portion	—	—	2,902,034

Total current liabilities	—	12,684,581	—
Total liabilities	—	12,684,581	—

Total current liabilities as of December 31, 2010 represented amounts payable to the engineering, procurement and construction service provider for services provided.

The Company reviews project assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. In determining whether or not the project assets are recoverable, the Company considers a number of factors, including changes in environmental, ecological, permitting, or regulatory conditions that affect the project. Such changes may cause the cost of the project to increase or the selling price of the project to decrease.

Property, plant and equipment, net

(k)         Property, plant and equipment, net

The Company reports its property, plant and equipment at cost, less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. The Company expenses repair and maintenance costs when they are incurred. A summary of interest costs incurred is as follows:

Prepaid land use right
(l) Prepaid land use right The Company’s prepaid land use rights are reported at cost and are charged to income ratably over 50 years, in accordance with the term of the land use right agreement.

Long-lived assets

(m)     Long-lived assets

The Company evaluates its long-lived tangible assets and definite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. These events include but are not limited to significant current period operation or cash flow losses associated with the use of a long-lived asset or group of assets combined with a history of such losses, significant changes in the manner of use of assets and significant negative industry or economic trends. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets. No impairments were recorded during the years ended December 31, 2009, 2010 and 2011.

Income taxes

(n)         Income taxes

The Company accounts for income taxes using the asset and liability method whereby the Company calculates the deferred tax asset or liability account balances at the balance sheet date using tax laws and rates expected to apply to taxable income in the periods in which deferred tax assets or liabilities are expected to be realized or settled. The Company establishes valuation allowances, when necessary, to reduce deferred tax assets to the extent it is more likely than not that such deferred tax assets will not be realized. The Company does not provide deferred taxes related to the U.S. GAAP basis in excess of the tax basis in the investment in the Company’s foreign subsidiaries to the extent such amounts relate to permanently reinvested earnings and profits of such foreign subsidiaries.

Income tax expense includes (i) deferred tax expense, which generally represents the net change in the deferred tax asset or liability balance during the year plus any change in valuation allowances and (ii) current tax expense, which represents the amount of tax currently payable to or receivable from a taxing authority. The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain tax position.

Revenue recognition

(o)         Revenue recognition

The Company recognizes revenue for product sales when persuasive evidence of an arrangement exists, delivery of the product has occurred and title and risk of loss has passed to the customer, the sales price is fixed or determinable and the collectability of the resulting receivable is reasonably assured. Its sales agreements typically contain customary product warranties but normally do not contain post-shipment obligations nor return or credit provisions.

The Company recognizes sales of its solar modules based on the terms of the specific sales. Generally, it recognizes sales when the modules have been delivered to the customers’ designated point of shipment, which may include commercial docks or commercial shipping vessels. The Company normally provides credit terms of up to 90 days to customers with good creditworthiness as determined by the Company’s credit assessment. For limited sales transactions with customers whose creditworthiness is doubtful, the Company requests cash payment before delivery and records such receipts as advances from customers. For customers to whom credit terms are extended, the Company only recognizes revenue when collectability is reasonably assured. The Company assesses collectability based on a number of factors, including past customer transaction history and customer credit analysis.

The Company recognizes revenue related to long-term solar systems integration on the percentage-of-completion method. The Company estimates its revenues by using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Company applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. With respect to its short-term solar systems integration, the Company recognizes the sales on a completed-contract method. The completed-contract method recognizes income only when the contract is completed, or substantially so. Accordingly, costs of contracts in process and current billings are accumulated but there are no interim charges or credits to income other than provisions for losses. A contract may be regarded as substantially completed if remaining costs are not significant in amount. When the Company determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly.

The Company may enter into multiple element arrangements which can include, in addition to solar modules, installation or training, product manuals and materials and limited technical maintenance support. The Company is not contractually obligated to provide returns or refunds in the event these additional elements are not delivered. To date, these additional elements have been deemed to be inconsequential or perfunctory and the Company has recognized revenue upon the delivery of the solar modules, the predominant deliverable in the total contract, provided all other revenue recognition criteria have been met. In addition, the Company accrues the estimated cost of the unperformed obligations.

Revenue recognition for a given solar power project is dependent on the structure of the agreement and the Company’s intention on holding the project asset. For all the existing project assets the Company has, the Company has gained control of land or land use rights. If the Company holds the project asset with the intention of developing it for sale, it accounts for the project following the provisions of real estate accounting. Under the provisions of real estate accounting, the Company recognizes revenue and the corresponding costs once the sale is consummated, the buyer’s initial and any continuing investments are adequate, the resulting receivables are not subject to subordination and the Company has transferred the customary risk and rewards of ownership to the buyer. In general, the sale is consummated upon the execution of an agreement documenting the terms of the sale and a minimum initial payment by the buyer to substantiate the transfer of risk to the buyer. As a result, depending on the value of the initial and continuing payment commitment by the buyer, the Company generally aligns the revenue recognition and release of project assets to cost of sale with the receipt of payment from the buyer. If the Company holds the project developed for use, the project asset is deemed as an operating asset, and the revenue from connection to the grid, as well as any other revenue generated by the solar power project prior to its sale, would be classified as operating revenue for the Company. If the operating asset is eventually sold, the proceeds from the sale of the solar power project would be classified as gain/loss on sale of asset.

Shipping and handling costs

(p)         Shipping and handling costs

Payments received from customers for shipping and handling costs are included in net revenues. Shipping and handling costs relating to solar module sales of $11,950,752, $39,159,748 and $45,498,328 are included in selling expenses for the years ended December 31, 2009, 2010 and 2011, respectively. Shipping and handling costs relating to inventory purchases of $844,385, $810,783 and $469,416 are included as a component of cost of revenues for the years ended December 31, 2009, 2010 and 2011, respectively.

Research and development

(q)         Research and development

Research and development costs are incurred during the period the Company is developing new products or significantly improving existing products or technologies. Its research and development costs consist primarily of compensation and related costs for personnel, material, supplies, equipment depreciation and laboratory testing costs. These costs are expensed as incurred until the products have been developed and tested and are ready for production and sale.

Government grants

(r)          Government grants

The Company periodically qualifies for grants from the PRC government for achieving certain research and development milestones. It records these grants as an offset to its research and development expenses in the periods in which the Company earns them. Grants that it receives prior to when the Company achieves the specified milestone are reported as a liability. The Company recorded $581,298, $699,228 and $411,970 of earned grants as reductions of research and development expenses for the years ended December 31, 2009, 2010 and 2011, respectively. Government grants related to assets are recorded as deferred liabilities and are recognized as an offset to depreciation expense on a straight-line basis over the useful life of the associated asset. The Company received government grants for assets of $7,476,804, $7,454,208 and $2,315,542 during the years ended December 31, 2009, 2010 and 2011, respectively, and recognized $1,160,699, $4,480,108 and $4,833,562 as an offset to depreciation expense for the years ended December 31, 2009, 2010 and 2011, respectively. The Company records unrestricted cash government subsidies in other income in the consolidated statement of operations. Unrestricted cash government subsidies received were $2,329,593, $321,519 and $8,045,834 during the years ended December 31, 2009, 2010 and 2011, respectively.

Product warranties

(s)           Product warranties

Historically the Company has provided a limited warranty to the original purchasers of its solar modules for two or five years, in relation to defects in materials and workmanship, and 25 years in relation to minimum power output. Since June 2011, the Company extended the warranty period in relation to defects in materials and workmanship from five years to ten years. Additionally, the Company has replaced its two-step performance warranty with a linear performance warranty that guarantees module power output will not decrease by more than approximately 0.7% per year after the initial year of service. The Company accrues warranty costs when recognizing revenue and recognizes such costs as a component of selling expense. Warranty costs primarily consist of replacement costs for parts and materials and labor costs for maintenance personnel. Due to its limited solar module manufacturing history, the Company does not have a significant history of warranty claims. Based on its best estimates of both future costs and the probability of incurring warranty claims, the Company accrues for product warranties at 1% of solar module sales. The Company derives its estimates from a number of factors, including (1) an analysis of actual historical costs incurred in connection with its warranty claims, (2) an assessment of competitors’ accrual and claim history and (3) results from academic research, including industry-standard accelerated testing, and other assumptions that the Company believes to be reasonable under the circumstances. The Company’s revision to its warranty policy in June 2011 did not have a material effect on its warranty accrual rate. The Company acknowledges that such estimates are subjective and will continue to analyze its claim history and the performance of its products compared to its competitors and academic research results to determine whether the accrual is adequate. Should the Company begin to experience warranty claims different from its accrual rate, the Company will prospectively revise the warranty accrual rate.

Foreign currency translation and foreign currency risk

(t)            Foreign currency translation and foreign currency risk

The United States dollar (“US dollar”), the currency in which a substantial portion of the Company’s transactions are denominated, is used as the functional and reporting currency of the Company. Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into the US dollar at the applicable rates of exchange prevailing at the beginning of the month the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

The financial records of the Company’s subsidiaries outside of the US are maintained in local currencies other than US dollar, such as RMB and Euro, which are their functional currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive income in the statement of shareholders’ equity and comprehensive income (loss).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents and restricted cash denominated in RMB amounted to $125,551,705, $309,578,293 and $208,427,732 as of December 31, 2009, 2010 and 2011, respectively.

Concentrations of credit risk

(u)         Concentrations of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of accounts receivable and advances to suppliers. The Company conducts credit evaluations of its customers and requires customers to post letters of credit to secure payment or to make significant down payments. The Company generally has not required collateral or other security interests from its suppliers but it performs ongoing credit evaluations of the suppliers’ financial condition. The Company raises an allowance for doubtful accounts primarily based on the age of the receivables or advances to suppliers, previous loss history and the counterparties’ current ability to fulfill its obligation.

The Company assesses creditworthiness of customers before conducting business with them. This assessment is primarily based on historical collection records, customer onsite visits by senior management and information provided by third parties, such as Dun & Bradstreet and the insurance company that ultimately insures us against customer credit default. Using this information, the Company further evaluates the potential effect of a delay in financing on the customers’ liquidity and financial position, their ability to draw down financing as well as their ability and intention to pay should it not obtain the related financing. Based on this analysis, the Company determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not sell the products or sell on a cash or prepayment basis. Therefore, based on the strict credit assessment, the Company attempts to conduct business with those customers having the ability and intent to pay. The Company has not had significant collections issues for receivables generated from sales of products.

Share-based compensation

(v)         Share-based compensation

The Company’s share-based payment transactions with employees, such as restricted shares and share options, are measured based on the grant-date fair value of the equity instrument issued. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period

Derivative financial instruments

(w)       Derivative financial instruments

The Company’s primary objective for holding derivative financial instruments is to manage currency risk. The Company records derivative instruments as assets or liabilities, measured at fair value. The recognition of gains or losses resulting from changes in fair values of those derivative instruments is based on the use of each derivative instrument and whether it qualifies for hedge accounting.

The Company entered into certain forward foreign exchange contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates associated with outstanding accounts receivable. The foreign exchange hedge contracts do not qualify for hedge accounting and, as a result, the changes in fair value of the foreign currency hedge contracts are recognized in the consolidated statements of operations. During the years ended December 31, 2009, 2010 and 2011, the Company recorded change in fair value of forward foreign currency exchange contracts of $(1,590,098), $9,475,794 and $(11,393,346), respectively, which has been recorded in (loss) gain on change in fair value of derivatives in the consolidated statements of operations.

Earnings per share

(x)         Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the period. Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in loss periods as their effects would be anti-dilutive.

The following table sets forth the computation of the basic and diluted income (loss) from operations per share for the periods indicated:

	Year ended December 31,
	2009	2010	2011
	$	$	$
Net income (loss) from operations attributable to ordinary shareholders — basic	96,226,437	311,452,980	(37,820,093)
Finance charge related to convertible notes	9,425,195	9,419,771	—

Net income (loss) from operations attributable to ordinary shareholders — diluted	105,651,632	320,872,751	(37,820,093)

Weighted average number of ordinary shares outstanding — basic	2,724,185,761	3,402,701,503	3,521,182,416
Nonvested restricted shares	—	16,977,041	—
Share options	—	6,715,832	—
Convertible notes	407,319,420	407,319,420	—

Weighted average number of ordinary shares outstanding — diluted	3,131,505,181	3,833,713,796	3,521,182,416

Earnings (loss) per ordinary share from operations — basic	0.04	0.09	(0.01)

Earnings (loss) per ordinary share from operations — diluted	0.03	0.08	(0.01)

For the year ended December 31, 2009, 2010 and 2011, the following securities were excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive.

	Year ended December 31,
	2009	2010	2011

Non-vested restricted shares	41,139,712	47,581,632	47,183,592
Share options	24,337,277	27,113,457	57,839,459
Convertible senior notes	—	—	377,083,332

Total	65,476,989	74,695,089	482,106,383

The call option on the Loaned Shares (see Note 11) has been excluded in the computation of basic EPS as the Company has concluded that the Loaned Shares are not considered issued for accounting purposes as existing shareholders are not expected to be affected by the issuance due to (a) the existence of the collateral arrangement and (b) the requirement that the holders of the Loaned Shares return any dividends received. The call option on the Loaned Shares has been considered in the computation of diluted EPS using the treasury stock method with the fair value of the collateral representing the assumed proceeds for the issuance of the underlying shares. For the year ended December 31, 2009, 2010 and 2011, there were no incremental shares included in the diluted EPS computation in regard to the Loaned Shares.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of components of project assets

	December 31,	December 31,	December 31
	2009	2010	2011
	$	$	$
Project assets — Module cost	1,669,040	13,350,157	3,337,837
Project assets — Development	—	19,609,382	5,140,345
Project assets — Others	269,479	2,019,491	3,284,487
Total project assets	1,938,519	34,979,030	11,762,669

Current portion	1,938,519	34,979,030	8,860,635

Noncurrent portion	—	—	2,902,034

Total current liabilities	—	12,684,581	—
Total liabilities	—	12,684,581	—

Schedule of interest costs incurred
	Year ended December 31,
	2009	2010	2011
	$	$	$
Total interest incurred	28,527,579	35,754,067	37,459,515
Less: Interest capitalized	1,432,500	1,801,941	2,438,575
Interest expenses	27,095,079	33,952,126	35,020,940

Schedule of estimated useful lives of assets
Years

Buildings	10—20
Plant and machinery	5—10
Motor vehicles	3—5
Electronic equipment, furniture and fixtures	3—5

Schedule of computation of basic and diluted income from operations per share

	Year ended December 31,
	2009	2010	2011
	$	$	$
Net income (loss) from operations attributable to ordinary shareholders — basic	96,226,437	311,452,980	(37,820,093)
Finance charge related to convertible notes	9,425,195	9,419,771	—

Net income (loss) from operations attributable to ordinary shareholders — diluted	105,651,632	320,872,751	(37,820,093)

Weighted average number of ordinary shares outstanding — basic	2,724,185,761	3,402,701,503	3,521,182,416
Nonvested restricted shares	—	16,977,041	—
Share options	—	6,715,832	—
Convertible notes	407,319,420	407,319,420	—

Weighted average number of ordinary shares outstanding — diluted	3,131,505,181	3,833,713,796	3,521,182,416

Earnings (loss) per ordinary share from operations — basic	0.04	0.09	(0.01)

Earnings (loss) per ordinary share from operations — diluted	0.03	0.08	(0.01)

Schedule of securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
	Year ended December 31,
	2009	2010	2011

Non-vested restricted shares	41,139,712	47,581,632	47,183,592
Share options	24,337,277	27,113,457	57,839,459
Convertible senior notes	—	—	377,083,332

Total	65,476,989	74,695,089	482,106,383

ALLOWANCE FOR DOUBTFUL RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2011
Allowance for doubtful receivables
ALLOWANCE FOR DOUBTFUL RECEIVABLES
Schedule of allowance for doubtful receivables
	At December 31
	2009	2010	2011
	$	$	$

Balance, beginning of the year	1,810,284	13,859,407	19,295,063
Allowance made during the year	12,694,191	5,435,656	26,556,358
Recoveries	(386,668)	—	—
Amount written-off against allowance	(258,400)	—	(412,654)
Balance, end of the year	13,859,407	19,295,063	45,438,767

Allowance for other receivables
ALLOWANCE FOR DOUBTFUL RECEIVABLES
Schedule of allowance for doubtful receivables

	At December 31
	2009	2010	2011
	$	$	$

Balance, beginning of the year	243,966	2,952,520	4,494,603
Allowance made during the year	2,708,554	1,542,083	4,801,713
Balance, end of the year	2,952,520	4,494,603	9,296,316

Allowance for advances to suppliers
ALLOWANCE FOR DOUBTFUL RECEIVABLES
Schedule of allowance for doubtful receivables

	At December 31
	2009	2010	2011
	$	$	$

Balance, beginning of the year	7,944,150	5,980,338	6,143,783
Allowance made during the year	262,283	163,445	9,509,515
Recoveries	(2,226,095)	—	(52,802)
Balance, end of the year	5,980,338	6,143,783	15,600,496

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2011
INVENTORIES
Schedule of component of inventories

	At December 31
	2009	2010	2011
	$	$	$

Raw materials	11,099,173	20,245,059	27,629,870
Work in progress	22,649,446	32,752,761	16,294,428
Finished goods	47,405,140	26,128,246	169,620,871
Goods delivered under installment sales	—	—	36,233,560
Total	81,153,759	79,126,066	249,778,729

PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment

	At December 31
	2009	2010	2011
	$	$	$

Buildings	85,720,215	91,339,302	112,360,504
Plant and machinery	314,607,086	473,066,882	708,782,109
Motor vehicles	1,487,518	1,994,773	2,530,905
Electronic equipment, furniture and fixtures	46,811,898	59,886,131	79,305,774
	448,626,717	626,287,088	902,979,292
Less: Accumulated depreciation	(61,442,832)	(115,637,197)	(185,542,927)
	387,183,885	510,649,891	717,436,365
Construction in progress	89,673,918	60,816,734	202,290,269
Property, plant and equipment, net	476,857,803	571,466,625	919,726,634

ACCRUED EXPENSES AND CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND CURRENT LIABILITIES
Schedule of accrued expenses and current liabilities
	At December 31
	2009	2010	2011
	$	$	$

Payroll and Welfare payables	7,079,882	11,251,059	26,067,216
Advance from customers	11,940,553	13,222,208	57,252,788
Derivatives	—	15,988,091	1,271,592
Accrued expenses	22,200,930	30,078,924	28,545,383
Other payables	7,342,713	11,788,673	21,483,674
Total	48,564,078	82,328,955	134,620,653

DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair values of derivative instruments
	December 31, 2009
	Other Assets -	Other Liabilities -
	Current	Current
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	7,307,485	—
Total derivative instruments	7,307,485	—

	December 31, 2010
	Other Assets -	Other Liabilities -
	Current	Current
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	8,131,716	15,988,091
Total derivative instruments	8,131,716	15,988,091

	December 31, 2011
	Other Assets -	Other Liabilities -
	Current	Current
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	2,910,301	1,271,592
Total derivative instruments	2,910,301	1,271,592

Schedule of amounts related to derivative instruments affecting the Company's consolidated statements of operations

	Amount of (Loss) Gain on Derivatives Recognized in Income Year Ended December 31			Location of (Loss) Gain Recognized in
Derivative Type	2009	2010	2011	Income on Derivatives
	$	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	(1,590,098)	9,475,794	(11,393,346)	(Loss) gain on change in fair value of derivative

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
Schedule of information about inputs into the fair value measurements of the Company's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

		Fair Value Measurements at December 31, 2009
		Using
	Total Fair	Quoted Prices
	Value and	in Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the Balance	Identical Assets	Observable Inputs	Unobservable Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Investment in securities	4,034,296	4,034,296	—	—
Foreign exchange forward contracts	7,307,485	—	6,711,233	596,251
Total assets	11,341,781	4,034,296	6,711,233	596,251

		Fair Value Measurements at December 31, 2010
		Using
		Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Investment in securities	295,715	295,715	—	—
Foreign exchange forward contracts	8,131,716	—	5,622,316	2,509,400

Liabilities:
Foreign exchange forward contracts	(15,988,091)	—	—	(15,988,091)
Net liabilities	(7,560,660)	295,715	5,622,316	(13,478,691)

Fair Value Measurements at December 31, 2011
Using
Quoted
	Total Fair	Prices in
	Value and	Active	Significant
	Carrying	Markets for	Other	Significant
	Value on the	Identical	Observable	Unobservable
	Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	2,910,300	—	2,910,301	—
Liabilities:
Foreign exchange forward contracts	(1,271,591)	—	(1,271,592)	—
Net assets	1,638,709	—	1,638,709	—

Schedule of changes in Level 3 foreign exchange forward contracts

	As of December 31
	2009	2010	2011
	$	$	$
Beginning balance	—	596,251	(13,478,691)
Total gain or losses (realized/unrealized)
Included in earnings	596,251	(13,478,691)	—
Including in other comprehensive income	—	—	—
Settlements	—	(596,251)	13,478,691
Ending balance	596,251	(13,478,691)	—
The amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at the reporting date	596,251	(13,478,691)	—

Schedule of financial instruments for which fair value does not approximate carrying value

	As of December 31, 2009		As of December 31, 2010		As of December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value
	$	$	$	$	$	$
Non-current portion of advance to suppliers	105,188,020	101,528,564	93,248,404	91,059,441	120,144,449	103,717,341
Convertible debt	133,035,624	244,000,000	136,262,524	212,387,520	127,756,000	99,330,290
Long-term bank borrowings	182,516,037	182,516,037	299,977,412	299,977,412	520,150,533	481,403,849

BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2011
BANK BORROWINGS
Schedule of components of bank borrowings
	At December 31
	2009	2010	2011
	$	$	$
Bank borrowings
Short-term	234,329,742	117,055,761	303,259,524
Long-term, current portion	33,098,034	41,596,417	86,212,767
Total current	267,427,776	158,652,178	389,472,291

Long-term, non-current portion	182,516,037	299,977,412	520,150,533
Total	449,943,813	458,629,590	909,622,824

Schedule of components of short-term borrowings
	At December 31
	2009	2010	2011
	$	$	$

Short-term borrowings	78,989,279	15,000,000	59,609,524
Short-term borrowings secured by restricted cash	1,990,098	—	—
Short-term borrowings secured by plants and machinery of Changzhou Trina Solar Energy Co., Ltd. (“Trina China”)	114,085,704	77,455,761	43,650,000
Unsecured short-term borrowings	39,264,661	24,600,000	200,000,000
Total	234,329,742	117,055,761	303,259,524

Future principal payments under long-term borrowings

Fiscal Years Ending December 31,	$

2012	86,212,767
2013	132,510,540
2014	363,998,033
2015	8,420,424
Thereafter	15,221,536
Total	606,363,300

ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2011
ACCRUED WARRANTY COSTS
Summary of movement of the Company's accrued warranty costs

	For the year ended December 31,
	2009	2010	2011
	$	$	$
Beginning balance	12,473,142	21,023,381	38,710,874
Warranty provision	8,550,239	17,895,942	21,939,223
Warranty costs incurred	—	(208,449)	(1,839,911)
Ending balance	21,023,381	38,710,874	58,810,186

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION.
Schedule of the Company's share-based compensation expense by type of award

	2009	2010	2011
	$	$	$

Share options	1,041,868	1,882,511	2,167,209
Restricted shares	3,236,634	4,072,536	5,791,225
Total share-based compensation expense	4,278,502	5,955,047	7,958,434

Summary of restricted share activity

	Number of shares	Weighted average grant date fair value

Non-vested at January 1, 2011	47,581,632	$0.35
Granted	21,344,247	$0.51
Vested	(17,320,908)	$0.32
Forfeited	(4,421,379)	$0.41
Nonvested at December 31, 2011	47,183,592	$0.42

Summary of share option activity

		Weighted	Weighted Average
		Average	Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Options	Price	Term	Value

Options outstanding at January 1, 2011	35,271,723	$0.35
Granted	26,428,314	$0.55
Exercised	(865,100)	$0.22
Cancelled or Forfeited	(2,995,478)	$0.39
Options outstanding at December 31, 2011	57,839,459	$0.44	3.44	—
Options vested or expected to vest at December 31, 2011	40,625,515	$0.43	3.41	—
Options exercisable at December 31, 2011	16,809,614	$0.32	2.10	—

Schedule of weighted average assumptions used to calculate the grant date fair value of share options

	2009	2010	2011
Risk free rate of return	1.30%	1.26%	0.96%
Expected life	3.50	3.50	3.50
Volatility ratio	88.9%	81.80%	74.04%
Dividend yield	—	—	—

TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2011
TAX EXPENSE
Summary of changes to the Company's unrecognized tax benefits

$
Beginning balance	2,348,032

Settled for the year	(2,348,032)

Ending balance	—

Schedule of provision for income taxes by tax jurisdictions
	Years ended December 31,
	2009	2010	2011
	$	$	$

Income (loss) from operations before income tax:
PRC	135,683,290	181,458,007	(3,556,550)
Switzerland	—	200,309,460	(5,581,319)
United States	—	7,704,044	1,023,440
Other jurisdictions	(14,761,022)	(29,949,333)	(22,396,194)

Total income (loss) before income tax	120,922,268	359,522,178	(30,510,623)

Current tax expense:
PRC	35,248,557	32,166,137	7,416,997
Switzerland	—	21,802,460	—
United States	—	3,457,769	3,249,978
Others	—	99,283	1,222,252

Deferred tax (benefit) expense:
PRC	(10,552,726)	(9,011,416)	(1,742,264)
Switzerland	—	(68,883)	534,770
United States	—	(376,152)	(2,834,865)
Other jurisdictions	—	—	(537,249)
Total income tax expense	24,695,831	48,069,198	7,309,619

Schedule of reconciliation between the provision for income tax computed by applying the applicable enterprise income tax rate to income before income taxes and the actual provision for income taxes
Years ended December 31,
	2009	2010	2011

Applicable enterprise income tax rate	25.0%	25.0%	25.0%
Different tax rate in other jurisdiction	2.9%	(5.5)%	(18.2)%
Effect of reduced tax rate	(11.1)%	(5.2)%	(2.8)%
Transfer pricing settlement in 2011	—	—	(6.2)%
Effect of different reversal rate	(1.6)%	(2.4)%	(21.9)%
Effect of change in valuation allowance	0.8%	0.8%	0.5%
Cancellation of preferential tax rate	4.7%	—	—
Tax effect of permanent differences	(0.3)%	0.0%	(0.4)%
Unrecognized tax benefits	—	0.7%	—
	20.4%	13.4%	(24.0)%

Schedule of principal components of deferred income tax assets

	Years ended December 31,
	2009	2010	2011
	$	$	$
Deferred tax assets:
Bad debts provision and others	1,759,248	7,673,965	5,371,073
Deferred revenues	2,693,787	1,005,139	3,449
Accrued expenses	3,678,010	6,147,803	8,475,330
Long-term payables	4,352,416	4,921,134	4,263,756
Inventory write-down	4,086,801	4,049,350	2,550,720
Advance to suppliers provision	1,051,551	1,793,446	2,494,574
Warranty provision	5,255,845	9,677,718	14,442,248
Net operating loss	—	—	2,448,583

Total deferred tax assets	22,877,658	35,268,555	40,049,733

Valuation allowance on deferred tax assets	(7,408,349)	(10,342,795)	(10,544,364)
Net deferred tax assets	15,469,309	24,925,760	29,505,369

Analysis as:
Current	5,543,246	10,258,325	10,466,825
Noncurrent	9,926,063	14,667,435	19,038,544
Total	15,469,309	24,925,760	29,505,369

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Schedule of future materials purchase commitments
Future materials purchase commitments are as follows:
Year ending December 31	$million
2012	497
2013	1,430
2014	1,626
2015	1,889
2016	1,860
Thereafter	7,217
Total	14,519

Schedule of future minimum lease payments
Future minimum lease payments are as follows:
Year ending December 31	$
2012	3,011,460
2013	2,037,524
Total	5,048,984

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
Summarizes the Company's net revenues generated from different geographic locations
	Years ended December 31,
	2009	2010	2011
	$	$	$
Europe:
- Germany	286,219,970	447,315,689	756,574,856
- Spain	101,849,024	404,130,517	271,071,071
- Italy	166,062,299	409,560,784	262,491,774
- Belgium	173,422,962	87,327,868	40,716,601
- Others	60,598,197	87,786,895	66,679,873
Europe Total	788,152,452	1,436,121,753	1,397,534,175
China	24,434,338	70,782,741	144,739,344
United States	13,238,207	262,300,116	440,298,709
Others	19,310,578	88,484,664	65,329,348
Total net revenues	845,135,575	1,857,689,274	2,047,901,576

MAJOR CUSTOMERS AND SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2011
MAJOR CUSTOMERS AND SUPPLIERS
Summarizes suppliers which contributed to greater than 10% of total advances to suppliers
	Advance to suppliers
	December 31,
	2009	2010	2011
	$	$	$
Company I	60,909,170	55,231,207	36,383,712
Company II	15,867,279	35,987,103	41,982,828
Company III	21,600,000	15,593,040	45,924,240
Company IV	17,744,468	10,611,000	4,440,450

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment in equity affiliates
Carrying amount of equity investment in affiliates	$ 4,066,873	$ 155,888
Cash and cash equivalents
Maximum original maturity period of demand deposits to be considered as cash and cash equivalents (in months)	3 months
Project assets
Revenue recognized	27,430,163
Project costs	26,714,686
Project assets - Module cost	3,337,837	13,350,157	1,669,040
Project assets - Development	5,140,345	19,609,382
Project assets - Others	3,284,487	2,019,491	269,479
Total project assets	11,762,669	34,979,030	1,938,519
Current portion	8,860,635	34,979,030	1,938,519
Noncurrent portion	2,902,034
Total current liabilities		12,684,581
Total liabilities		$ 12,684,581
Minimum
Investment in equity affiliates
Equity method investments ownership (as a percent)	20.00%

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 Y D	Dec. 31, 2010	Dec. 31, 2009
Interest costs incurred
Total interest incurred	$ 37,459,515	$ 35,754,067	$ 28,527,579
Less: Interest capitalized	2,438,575	1,801,941	1,432,500
Interest expenses	35,020,940	33,952,126	27,095,079
Prepaid land use right
Period over which land use rights are charged to income (in years)	50
Income taxes
Minimum percentage of likelihood of realization of tax benefits on settlement	50.00%
Revenue recognition
Maximum credit term to customers (in days)	90
Shipping and handling costs
Shipping and handling costs relating to solar module sales	45,498,328	39,159,748	11,950,752
Shipping and handling costs relating to inventory purchases	469,416	810,783	844,385
Government grants
Earned grants recorded as reductions of research and development expenses	411,970	699,228	581,298
Government grants received for assets	2,315,542	7,454,208	7,476,804
Amount of government grant recognized as an offset to depreciation expense	4,833,562	4,480,108	1,160,699
Unrestricted cash government subsidies received	$ 8,045,834	$ 321,519	$ 2,329,593
Buildings
Property and equipment, net
Estimated useful life, low end of range (in years)	10
Estimated useful life, high end of range (in years)	20
Plant and machinery
Property and equipment, net
Estimated useful life, low end of range (in years)	5
Estimated useful life, high end of range (in years)	10
Motor vehicles
Property and equipment, net
Estimated useful life, low end of range (in years)	3
Estimated useful life, high end of range (in years)	5
Electronic equipment, furniture and fixtures
Property and equipment, net
Estimated useful life, low end of range (in years)	3
Estimated useful life, high end of range (in years)	5

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Warranty period of solar modules in relation to minimum power output (in years)		25
Warranty accrual rate as a percent of revenue		1.00%
Linear performance warranty of maximum decrease in module power output per year (as a percent)	0.70%
Foreign currency translation and foreign currency risk
Cash and cash equivalents and restricted cash denominated in RMB, USD equivalent		$ 208,427,732	$ 309,578,293	$ 125,551,705
Derivative financial instruments
Change in fair value of forward foreign currency exchange contracts		(11,393,346)	9,475,794	(1,590,098)
Earnings (loss) per share
Net income (loss) from operations attributable to ordinary shareholders - basic		(37,820,093)	311,452,980	96,226,437
Finance charge related to convertible notes			9,419,771	9,425,195
Net income (loss) from operations attributable to ordinary shareholders - diluted		$ (37,820,093)	$ 320,872,751	$ 105,651,632
Weighted average number of ordinary shares outstanding - basic		3,521,182,416	3,402,701,503	2,724,185,761
Nonvested restricted shares			16,977,041
Share options			6,715,832
Convertible notes (in shares)			407,319,420	407,319,420
Weighted average number of ordinary shares outstanding - diluted		3,521,182,416	3,833,713,796	3,131,505,181
Earnings per ordinary share from operations - basic		$ (0.01)	$ 0.09	$ 0.04
Earnings per ordinary share from operations -diluted		$ (0.01)	$ 0.08	$ 0.03
Minimum
Warranty of solar modules for defects in materials and workmanship (in years)		2
Extended warranty of solar modules for defects in materials and workmanship (in years)	5
Maximum
Warranty of solar modules for defects in materials and workmanship (in years)		5
Extended warranty of solar modules for defects in materials and workmanship (in years)	10

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive	$ 482,106,383	$ 74,695,089	$ 65,476,989
Non-vested restricted shares
Securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive	47,183,592	47,581,632	41,139,712
Share Options
Securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive	57,839,459	27,113,457	24,337,277
Convertible senior notes
Securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted gain (loss) per share as inclusion would have been anti-dilutive	$ 377,083,332

ALLOWANCE FOR DOUBTFUL RECEIVABLES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful receivables
Analysis of allowance for doubtful receivables
Balance, beginning of the year	$ 19,295,063	$ 13,859,407	$ 1,810,284
Allowance made during the year	26,556,358	5,435,656	12,694,191
Recoveries			(386,668)
Amount written-off against allowance	(412,654)		(258,400)
Balance, end of the year	45,438,767	19,295,063	13,859,407
Allowance for other receivables
Analysis of allowance for doubtful receivables
Balance, beginning of the year	4,494,603	2,952,520	243,966
Allowance made during the year	4,801,713	1,542,083	2,708,554
Balance, end of the year	9,296,316	4,494,603	2,952,520
Allowance for advances to suppliers
Analysis of allowance for doubtful receivables
Balance, beginning of the year	6,143,783	5,980,338	7,944,150
Allowance made during the year	9,509,515	163,445	262,283
Recoveries	(52,802)		(2,226,095)
Balance, end of the year	$ 15,600,496	$ 6,143,783	$ 5,980,338

INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of inventories
Raw materials	$ 27,629,870	$ 20,245,059	$ 11,099,173
Work in progress	16,294,428	32,752,761	22,649,446
Finished goods	169,620,871	26,128,246	47,405,140
Goods delivered under installment sales	36,233,560
Total	249,778,729	79,126,066	81,153,759
Inventory written down	$ 22,242,087	$ 10,195,272	$ 23,127,176

PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and equipment, net
Gross	$ 902,979,292	$ 626,287,088	$ 448,626,717
Less: Accumulated depreciation	(185,542,927)	(115,637,197)	(61,442,832)
Total	717,436,365	510,649,891	387,183,885
Construction in progress	202,290,269	60,816,734	89,673,918
Property, plant and equipment, net	919,726,634	571,466,625	476,857,803
Depreciation of property, plant and equipment	69,837,152	52,279,855	34,120,465
Total carrying amount of pledged property, plant and equipment to secure bank borrowings	360,873,347	187,981,989	203,740,504
Buildings
Property and equipment, net
Gross	112,360,504	91,339,302	85,720,215
Plant and machinery
Property and equipment, net
Gross	708,782,109	473,066,882	314,607,086
Motor vehicles
Property and equipment, net
Gross	2,530,905	1,994,773	1,487,518
Electronic equipment, furniture and fixtures
Property and equipment, net
Gross	$ 79,305,774	$ 59,886,131	$ 46,811,898

PREPAID LAND USE RIGHT (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PREPAID LAND USE RIGHT.
Amounts recognized in profit and loss related to the prepaid land use rights	$ 783,214	$ 632,698	$ 558,888
Land use right certificates not obtained for certain portion of land use rights			6,396,732
Land use rights pledged as collateral to secure bank borrowings	$ 17,185,095	$ 7,748,019	$ 27,422,386

ACCRUED EXPENSES AND CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ACCRUED EXPENSES AND CURRENT LIABILITIES
Payroll and Welfare payables	$ 26,067,216	$ 11,251,059	$ 7,079,882
Advance from customers	57,252,788	13,222,208	11,940,553
Derivatives	1,271,592	15,988,091
Accrued expenses	28,545,383	30,078,924	22,200,930
Other payables	21,483,674	11,788,673	7,342,713
Total	$ 134,620,653	$ 82,328,955	$ 48,564,078

DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair values of derivative instruments
Total derivative instruments recorded in Other Assets - Current	$ 2,910,301	$ 8,131,716	$ 7,307,485
Total derivative instruments recorded in Other Liabilities - Current	1,271,592	15,988,091
Derivatives not designated as hedging instruments: | Foreign exchange forward contracts
Fair values of derivative instruments
Total derivative instruments recorded in Other Assets - Current	2,910,301	8,131,716	7,307,485
Total derivative instruments recorded in Other Liabilities - Current	$ 1,271,592	$ 15,988,091

DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) (Derivatives not designated as hedging instruments:, Foreign exchange forward contracts, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives not designated as hedging instruments: | Foreign exchange forward contracts
Amounts related to derivative instruments affecting the Company's consolidated statements of operations
Amount of Gain (Loss) on Derivatives	$ (11,393,346)	$ 9,475,794	$ (1,590,098)

FAIR VALUE MEASUREMENT (Details) (Fair value measurements recurring, USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total Fair Value and Carrying Value on the Balance Sheet
Assets:
Investment in securities		$ 295,715	$ 4,034,296
Total assets			11,341,781
Liabilities:
Net assets (liabilities)	1,638,709	(7,560,660)
Total Fair Value and Carrying Value on the Balance Sheet | Foreign exchange forward contracts
Assets:
Foreign exchange forward contracts	2,910,300	8,131,716	7,307,485
Liabilities:
Foreign exchange forward contracts	(1,271,591)	(15,988,091)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Investment in securities		295,715	4,034,296
Total assets			4,034,296
Liabilities:
Net assets (liabilities)		295,715
Significant Other Observable Inputs (Level 2)
Assets:
Total assets			6,711,233
Liabilities:
Net assets (liabilities)	1,638,709	5,622,316
Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts
Assets:
Foreign exchange forward contracts	2,910,301	5,622,316	6,711,233
Liabilities:
Foreign exchange forward contracts	(1,271,592)
Significant Unobservable Inputs (Level 3)
Assets:
Total assets			596,251
Liabilities:
Net assets (liabilities)		(13,478,691)
Significant Unobservable Inputs (Level 3) | Foreign exchange forward contracts
Assets:
Foreign exchange forward contracts		2,509,400	596,251
Liabilities:
Foreign exchange forward contracts		$ (15,988,091)

FAIR VALUE MEASUREMENT (Details 2) (Foreign exchange forward contracts, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Foreign exchange forward contracts
Summary of changes in Level 3 foreign exchange forward contracts
Beginning balance	$ (13,478,691)	$ 596,251
Total gain or losses (realized/unrealized)
Included in earnings		(13,478,691)	596,251
Settlements	13,478,691	(596,251)
Ending balance		(13,478,691)	596,251
The amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at the reporting date		$ (13,478,691)	$ 596,251

FAIR VALUE MEASUREMENT (Details 3) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of financial instruments for which fair value does not approximate carrying value
Non-current portion of advance to suppliers	$ 120,144,449	$ 93,248,404	$ 105,188,020
Long-term bank borrowings	520,150,533	299,977,412	182,516,037
Carrying Value
Summary of financial instruments for which fair value does not approximate carrying value
Non-current portion of advance to suppliers	120,144,449	93,248,404	105,188,020
Convertible debt	127,756,000	136,262,524	133,035,624
Long-term bank borrowings	520,150,533	299,977,412	182,516,037
Fair Value
Summary of financial instruments for which fair value does not approximate carrying value
Non-current portion of advance to suppliers	103,717,341	91,059,441	101,528,564
Convertible debt	99,330,290	212,387,520	244,000,000
Long-term bank borrowings	$ 481,403,849	$ 299,977,412	$ 182,516,037

BANK BORROWINGS (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Bank borrowings
Short-term	$ 303,259,524	$ 117,055,761	$ 234,329,742
Long-term, current portion	86,212,767	41,596,417	33,098,034
Total current	389,472,291	158,652,178	267,427,776
Long-term, non-current portion	520,150,533	299,977,412	182,516,037
Total	$ 909,622,824	$ 458,629,590	$ 449,943,813

BANK BORROWINGS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 loan	Dec. 31, 2010	Dec. 31, 2009
Short-term borrowings
Short-term borrowings	$ 303,259,524	$ 117,055,761	$ 234,329,742
Average interest rate on short term borrowings (as a percent)	3.65%	4.04%	5.14%
Maximum borrowing capacity under short-term bank facilities	780,995,790	401,795,793	253,282,766
Amount drawn down on short-term bank facilities	303,259,524	117,055,761	234,329,742
Amount available on short-term bank facilities	477,736,266	284,740,032	18,953,024
Maximum borrowing capacity for letters of credit, trade, and foreign exchange hedging instruments	1,082,090,774	805,958,638	243,769,539
Short-term borrowings
Short-term borrowings
Short-term borrowings	59,609,524	15,000,000	78,989,279
Short-term borrowings secured by restricted cash
Short-term borrowings
Short-term borrowings			1,990,098
Short-term borrowings secured by plants and machinery of Changzhou Trina Solar Energy Co., Ltd.("Trina China")
Short-term borrowings
Short-term borrowings	43,650,000	77,455,761	114,085,704
Number of secured loans	1
Carrying value of asset pledged	46,467,135
Unsecured short-term borrowings
Short-term borrowings
Short-term borrowings	$ 200,000,000	$ 24,600,000	$ 39,264,661

BANK BORROWINGS (Details 3)	1 Months Ended			1 Months Ended			12 Months Ended				1 Months Ended						12 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended					12 Months Ended
	Jun. 30, 2011 Trina China CDB Y	Dec. 31, 2011 Trina China CDB USD ($)	Jun. 29, 2011 Trina China CDB USD ($)	May 31, 2011 Trina China Export-Import Bank of China Y	Dec. 31, 2011 Trina China Export-Import Bank of China USD ($)	May 17, 2011 Trina China Export-Import Bank of China USD ($)	Dec. 31, 2011 Trina China Agriculture Bank of China USD ($) Y	Dec. 31, 2011 Trina China Agriculture Bank of China CNY Y	Dec. 31, 2011 Trina China LIBOR CDB	Dec. 31, 2011 Trina China LIBOR Export-Import Bank of China	Jan. 30, 2010 Trina Solar (Luxembourg) S.A.R.L. CDB Y	Dec. 31, 2011 Trina Solar (Luxembourg) S.A.R.L. CDB USD ($)	Dec. 31, 2011 Trina Solar (Luxembourg) S.A.R.L. CDB EUR (€)	Dec. 31, 2010 Trina Solar (Luxembourg) S.A.R.L. CDB USD ($)	Dec. 31, 2010 Trina Solar (Luxembourg) S.A.R.L. CDB EUR (€)	Jan. 11, 2010 Trina Solar (Luxembourg) S.A.R.L. CDB EUR (€) Megawatt	Dec. 31, 2011 Trina Solar (Luxembourg) S.A.R.L. EURIBOR CDB	Dec. 31, 2011 Trina Solar (Changzhou) Science and Technology Co., Ltd. Standard Chartered Bank USD ($) M Y Megawatt	Dec. 07, 2011 Trina Solar (Changzhou) Science and Technology Co., Ltd. Standard Chartered Bank USD ($)	Dec. 31, 2011 Trina Solar (Changzhou) Science and Technology Co., Ltd. HIBOR Standard Chartered Bank	Dec. 31, 2011 Long-term borrowings secured by property, plant and equipment Trina China Syndicate of banks USD ($)	Dec. 31, 2011 Long-term borrowings secured by land use right Trina China Syndicate of banks USD ($)	Dec. 31, 2011 Long-term borrowings secured by land use right Trina China Agriculture Bank of China USD ($)	Sep. 30, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks Y	Dec. 31, 2011 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks USD ($)	Dec. 31, 2011 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks CNY	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks one USD ($)	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks one CNY	Sep. 08, 2009 Long-term bank loans, secured by building and machinery of Trina China Trina China Syndicate of banks two USD ($)	Dec. 31, 2011 Long-term bank loans, secured by building and machinery of Trina China Trina China LIBOR Syndicate of banks
Long-term borrowings
Average interest rate (as a percent)							6.65%	6.65%	3.25%	4.59%		4.66%	4.66%	4.00%	4.00%					2.61%
Term of credit facility	3			3			3	3			15							3						5
Maximum borrowing capacity			$ 180,000,000			$ 40,000,000	$ 4,800,000	30,000,000								€ 100,000,000			$ 100,000,000		$ 314,406,212	$ 8,773,598	$ 8,411,497				$ 241,965,434	1,524,600,000	$ 80,000,000
Borrowing capacity designated solely for the expansion of the Company's production capacity																											205,050,072	1,292,000,000	80,000,000
Amount drawn down		180,000,000			14,000,000		4,800,000	30,000,000				53,400,000	41,300,000	66,500,000	50,000,000			100,000,000							254,003,581
Amount of remaining facility which can be drawn down on or after completion of capacity expansion					$ 26,000,000																				$ 36,915,361	232,600,000
Weighted average interest rate for borrowings (as a percent)																									6.50%	6.50%
Interest rate on RMB-denominated borrowings as a percentage of the rate stipulated by the Chinese central bank for loans of similar duration																									110.00%	110.00%
Variable interest rate base									three month London Interbank Offered Rate	six month London Interbank Offered Rate							6-month EURIBOR			Hong Kong Interbank Offered Rate										six month London Interbank Offered Rate
Interest rate, basis points added to variable rate (as a percent)									3.00%	3.80%		3.00%	3.00%							2.25%					3.00%	3.00%
Power of project assets for which the entity entered into a credit facility (in MW)																28.8
Initial period of draw down (in months)																		12
Total term of each tranche from initial draw down (in months)																		36
Extended period of tranche from draw down (in years)																		2
Expected addition of cell and module capacity (in MW)																		500

BANK BORROWINGS (Details 4) (USD $)	Dec. 31, 2011
Future principal payments under long-term borrowings
2012	$ 86,212,767
2013	132,510,540
2014	363,998,033
2015	8,420,424
Thereafter	15,221,536
Total	$ 606,363,300

CONVERTIBLE SENIOR NOTES (Details) (USD $)	1 Months Ended			12 Months Ended
	Dec. 30, 2011	Jul. 31, 2011	Jul. 31, 2008	Dec. 31, 2011 USDPerADS	Dec. 31, 2010	Dec. 31, 2009	Aug. 31, 2011	Jul. 15, 2011	Jul. 23, 2008
Convertible Senior Notes
Amortization expense				$ 2,101,948	$ 3,899,771	$ 3,905,195
Share Lending Agreement
ADSs issued as Loaned Shares									8,146,388
Par value per ADS (in dollars per ADS)									0.0005
Number of underwriters of Notes			1
Minimum percentage of market value of Loaned Shares kept as collateral during the term of the Share Lending Agreement				100.00%
Minimum amount of difference between fair value of collateral and fair value of the Loaned Shares, to notify underwriter				100,000
Additional debt issuance cost									4,100,000
Fair value of outstanding Loaned Shares				54,417,872	190,788,407	219,871,012
Cash payment for repurchase of notes				7,582,710
Gain on repurchase of debt				2,341,290
4% Convertible Senior Notes
Convertible Senior Notes
Debt issued			138,000,000
Interest rate (as a percent)									4.00%
Initial conversion rate per $1,000 initial principal amount of notes (in shares)				59.0318
Principal amount used for debt instrument conversion ratio				1,000
Conversion price per American Depository Share (in dollars per ADS)				16.94
Maximum conversion rate on a Fundamental Change (in shares)				71.4286
Conversion price per American Depository Share on a Fundamental Change (in dollars per ADS)				14
Repurchase price as a percentage of principal amount of notes		100.00%
Minimum percentage of notes that may be require redemption in the event of default				25.00%
Proceeds, net of issuance costs			132,392,740
Issuance costs			5,607,260
Amortization expense				2,101,948	3,899,771	3,905,195
Share Lending Agreement
Amount of debt outstanding				127,756,000				137,680,000
Aggregate principal amount of Notes repurchased	9,924,000						320,000
Cash payment for repurchase of notes	7,582,710
Gain on repurchase of debt	$ 2,341,290

ACCRUED WARRANTY COSTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accrued warranty costs
Beginning balance	$ 38,710,874	$ 21,023,381	$ 12,473,142
Warranty provision	21,939,223	17,895,942	8,550,239
Warranty costs incurred	(1,839,911)	(208,449)
Ending balance	$ 58,810,186	$ 38,710,874	$ 21,023,381

SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SHARE-BASED COMPENSATION
Total share-based compensation expense	$ 7,958,434	$ 5,955,047	$ 4,278,502
Share Options
SHARE-BASED COMPENSATION
Total share-based compensation expense	2,167,209	1,882,511	1,041,868
Additional disclosures
Unrecognized compensation cost	4,984,911
Weighted-average period for recognition (in years)	2.09
Share Options
Term of award (in years)	P5Y
Vesting of awards per year (percent) on the anniversary of the grant date	33.33%
Number of Options
Options outstanding at the beginning of the period (in shares)	35,271,723
Granted (in shares)	26,428,314	21,630,267	15,419,650
Exercised (in shares)	(865,100)
Cancelled or Forfeited (in shares)	(2,995,478)
Options outstanding at the end of the period (in shares)	57,839,459	35,271,723
Options vested or expected to vest at the end of the period (in shares)	40,625,515
Options exercisable at the end of the period (in shares)	16,809,614
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)	$ 0.35
Granted (in dollars per share)	$ 0.55
Exercised (in dollars per share)	$ 0.22
Cancelled or Forfeited (in dollars per share)	$ 0.39
Options outstanding at the end of the period (in dollars per share)	$ 0.44	$ 0.35
Options vested or expected to vest at the end of the period (in dollars per share)	$ 0.43
Options exercisable at the end of the period (in dollars per share)	$ 0.32
Weighted Average Remaining Contractual Term
Options outstanding at the end of the period (in years)	3.44
Options vested or expected to vest at the end of the period (in years)	3.41
Options exercisable at the end of the period (in years)	2.1
Aggregate Intrinsic Value
Total intrinsic value of options exercised		1,020,370	409,039
Weighted average assumptions used to calculate weighted-average grant date fair value of options granted
Weighted-average grant date fair value of options granted (in dollars per share)	$ 0.25	$ 0.17	$ 0.11
Risk free rate of return (as a percent)	0.96%	1.26%	1.30%
Expected life (in years)	3.5	3.5	3.5
Volatility ratio (as a percent)	74.04%	81.80%	88.90%
Restricted Shares
SHARE-BASED COMPENSATION
Total share-based compensation expense	5,791,225	4,072,536	3,236,634
Number of shares
Non-vested at the beginning of the period (in shares)	47,581,632
Granted (in shares)	21,344,247
Vested (in shares)	(17,320,908)
Forfeited (in shares)	(4,421,379)
Nonvested at end of the period (in shares)	47,183,592	47,581,632
Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share)	$ 0.35
Granted (in dollars per share)	$ 0.51
Vested (in dollars per share)	$ 0.32
Forfeited (in dollars per share)	$ 0.41
Nonvested at end of the period (in dollars per share)	$ 0.42	$ 0.35
Additional disclosures
Unrecognized compensation cost	17,190,736
Weighted-average period for recognition (in years)	3.51
Total fair value of shares vested	$ 18,824,087	$ 13,032,862	$ 8,960,326

TAX EXPENSE (Details) (USD $)	12 Months Ended																		36 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Hong Kong	Dec. 31, 2010 Hong Kong	Dec. 31, 2009 Hong Kong	Dec. 31, 2011 Singapore	Dec. 31, 2010 Singapore	Dec. 31, 2011 Switzerland	Dec. 31, 2010 Switzerland	Dec. 31, 2011 Luxembourg	Dec. 31, 2011 United States	Dec. 31, 2010 United States	Dec. 31, 2011 Japan	Dec. 31, 2010 Japan	Dec. 31, 2011 PRC	Dec. 31, 2009 PRC	Dec. 31, 2011 PRC HNTE	Dec. 31, 2011 PRC HNTE	Dec. 31, 2011 Germany	Dec. 31, 2010 Germany	Dec. 31, 2011 Italy	Dec. 31, 2010 Italy	Dec. 31, 2011 Spain	Dec. 31, 2010 Spain
TAX EXPENSE
Income tax rate (as a percent)	25.00%	25.00%	25.00%	16.50%	16.50%	16.50%	17.00%	17.00%	27.80%		27.80%	40.00%	40.00%	40.00%	40.00%	25.00%				32.90%	32.90%	31.40%	31.40%	30.00%	30.00%
Additional income tax expense on taxable profit arising from revocation of previous approval for tax holiday																	$ 6,513,160
Preferential tax rate (as a percent)									7.65%	10.12%								15.00%	15.00%
Capital gains tax rate from disposal of projects (as a percent)											0.00%

TAX EXPENSE (Details 2) (USD $)	12 Months Ended
Dec. 31, 2011
Summary of changes to the Company's unrecognized tax benefits
Beginning balance	$ 2,348,032
Settled for the year	$ (2,348,032)

TAX EXPENSE (Details 3)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 PRC USD ($) Y	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC USD ($)	Dec. 31, 2009 PRC USD ($)	Dec. 31, 2011 Switzerland USD ($)	Dec. 31, 2010 Switzerland USD ($)	Dec. 31, 2011 United States USD ($)	Dec. 31, 2010 United States USD ($)	Dec. 31, 2011 Other jurisdictions USD ($)	Dec. 31, 2010 Other jurisdictions USD ($)	Dec. 31, 2009 Other jurisdictions USD ($)
TAX EXPENSE
Period of statute of limitations (in years)				3	3
Period of statute of limitations under special circumstances (in years)				5	5
Minimum underpayment of income tax liability, specifically listed as a special circumstance					100,000
Period of statute of limitations for transfer pricing related adjustment (in years)				10	10
Income (loss) from operations before income tax:
Total income (loss) before income tax	(30,510,623)	359,522,178	120,922,268	(3,556,550)		181,458,007	135,683,290	(5,581,319)	200,309,460	1,023,440	7,704,044	(22,396,194)	(29,949,333)	(14,761,022)
Current tax expense:
Current tax expense				7,416,997		32,166,137	35,248,557		21,802,460	3,249,978	3,457,769	1,222,252	99,283
Deferred tax (benefit) expense:
Deferred tax (benefit) expense				(1,742,264)		(9,011,416)	(10,552,726)	534,770	(68,883)	(2,834,865)	(376,152)	(537,249)
Total income tax expense	$ 7,309,619	$ 48,069,198	$ 24,695,831

TAX EXPENSE (Details 4)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
TAX EXPENSE
Applicable enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
Different tax rate in other jurisdiction (as a percent)	(18.20%)	(5.50%)	2.90%
Effect of reduced tax rate (as a percent)	(2.80%)	(5.20%)	(11.10%)
Transfer pricing settlement in 2011	(6.20%)
Effect of different reversal rate (as a percent)	(21.90%)	(2.40%)	(1.60%)
Effect of change in valuation allowance (as a percent)	0.50%	0.80%	0.80%
Cancellation of preferential tax rate (as a percent)			4.70%
Tax effect of permanent differences (as a percent)	(0.40%)	0.00%	(0.30%)
Unrecognized tax benefits (as a percent)		0.70%
Actual income tax rate	(24.00%)	13.40%	20.40%

TAX EXPENSE (Details 5) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Bad debts provision and others	$ 5,371,073	$ 7,673,965	$ 1,759,248
Deferred revenues	3,449	1,005,139	2,693,787
Accrued expenses	8,475,330	6,147,803	3,678,010
Long-term payables	4,263,756	4,921,134	4,352,416
Inventory write-down	2,550,720	4,049,350	4,086,801
Advance to suppliers provision	2,494,574	1,793,446	1,051,551
Warranty provision	14,442,248	9,677,718	5,255,845
Net operating loss	2,448,583
Total deferred tax assets	40,049,733	35,268,555	22,877,658
Valuation allowance on deferred tax assets	(10,544,364)	(10,342,795)	(7,408,349)
Total	29,505,369	24,925,760	15,469,309
Valuation allowance on portion of the deferred tax asset that more likely than not will be realized	10,544,364
Analysis as:
Current	10,466,825	10,258,325	5,543,246
Noncurrent	19,038,544	14,667,435	9,926,063
Total	29,505,369	24,925,760	15,469,309
Undistributed earnings of subsidiaries considered to be indefinitely reinvested	530,600,000
Net operating losses	$ 19,084,332

DISTRIBUTION OF PROFIT (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 reserve	Dec. 31, 2010	Dec. 31, 2009
DISTRIBUTION OF PROFIT
Number of statutory non-distributable reserves required to be maintained	2
Percentage appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Non-distributable general reserve fund	$ 41,359,798	$ 41,302,496	$ 25,311,389
Amount of welfare fund and bonus fund
Amount not subject to restrictions	339,549,604	370,001,161	226,081,199
Restricted portion of registered capital and general reserve fund unavailable for distribution in the form of dividends, loans or advances	$ 611,359,798	$ 497,302,496	$ 410,311,389

RELATED PARTY TRANSACTIONS AND BALANCES (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2011 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2010 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2010 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2009 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2009 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2011 Changzhou Junhe Mechanical Co., Ltd. Trina China USD ($)	Dec. 31, 2011 Changzhou Junhe Mechanical Co., Ltd. Trina China CNY	Dec. 31, 2010 Changzhou Junhe Mechanical Co., Ltd. Trina China USD ($)	Dec. 31, 2010 Changzhou Junhe Mechanical Co., Ltd. Trina China CNY	Dec. 31, 2011 Shanghai Zhenhe New Energy S&T Development Co., Ltd. USD ($)	Dec. 31, 2010 Shanghai Zhenhe New Energy S&T Development Co., Ltd. Trina China USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Amount due to related parties	$ 6,748,353	$ 668,983
Total price for wafer purchases				26,529,520	167,159,850	10,553,196	69,890,654	5,415,446	36,980,734
Total price of equipment maintenance services purchased										2,005,243	12,634,837	1,611,704	10,811,133
Revenue from PV technical consulting services															452,987
Percentage of interest holding															20.00%
Dividend received														$ 137,511

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Capital commitments
Future materials purchase commitments
Total	$ 127
Materials purchase commitments
Future materials purchase commitments
2012	497
2013	1,430
2014	1,626
2015	1,889
2016	1,860
Thereafter	7,217
Total	$ 14,519
Period of contract (in years)	9

COMMITMENTS AND CONTINGENCIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
COMMITMENTS AND CONTINGENCIES
Lease expense	$ 5,048,984	$ 1,988,081	$ 827,707
Future minimum lease payments
2012	3,011,460
2013	2,037,524
Total	$ 5,048,984

COMMITMENTS AND CONTINGENCIES (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 26, 2012	Dec. 31, 2011
Legal action
Contingencies
Amount of damages obligated to incurred		$ 4.3
Minimum amount of loss probable to be incurred		0.8
Maximum amount of loss probable to be incurred		1.58
Trade action
Contingencies
Amount of damages obligated to incurred		$ 3.3
Tariff rate (as a percent)	4.73%

SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SEGMENT INFORMATION
Total net revenues	$ 2,047,901,576	$ 1,857,689,274	$ 845,135,575
Europe
SEGMENT INFORMATION
Total net revenues	1,397,534,175	1,436,121,753	788,152,452
Germany
SEGMENT INFORMATION
Total net revenues	756,574,856	447,315,689	286,219,970
Spain
SEGMENT INFORMATION
Total net revenues	271,071,071	404,130,517	101,849,024
Italy
SEGMENT INFORMATION
Total net revenues	262,491,774	409,560,784	166,062,299
Belgium
SEGMENT INFORMATION
Total net revenues	40,716,601	87,327,868	173,422,962
Others
SEGMENT INFORMATION
Total net revenues	66,679,873	87,786,895	60,598,197
China
SEGMENT INFORMATION
Total net revenues	144,739,344	70,782,741	24,434,338
United States
SEGMENT INFORMATION
Total net revenues	440,298,709	262,300,116	13,238,207
Others
SEGMENT INFORMATION
Total net revenues	$ 65,329,348	$ 88,484,664	$ 19,310,578

MAJOR CUSTOMERS AND SUPPLIERS (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	$ 63,492,494	$ 81,230,496	$ 41,303,271
Net Revenue | Customer concentration risk
MAJOR CUSTOMERS AND SUPPLIERS
Disclosure threshold (as a percent)	10.00%
Accounts receivable | Accounts receivable balances
MAJOR CUSTOMERS AND SUPPLIERS
Disclosure threshold (as a percent)	10.00%
Advances to suppliers | Supplier concentration risk
MAJOR CUSTOMERS AND SUPPLIERS
Disclosure threshold (as a percent)	10.00%
Advances to suppliers | Supplier concentration risk | Company I
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	36,383,712	55,231,207	60,909,170
Advances to suppliers | Supplier concentration risk | Company II
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	41,982,828	35,987,103	15,867,279
Advances to suppliers | Supplier concentration risk | Company III
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	45,924,240	15,593,040	21,600,000
Advances to suppliers | Supplier concentration risk | Company IV
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	$ 4,440,450	$ 10,611,000	$ 17,744,468

Additional Information - Financial Statement Schedule I (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Information - Financial Statement Schedule I
Restricted portion of registered capital and general reserve fund unavailable for distribution in the form of dividends, loans or advances	$ 611,359,798	$ 497,302,496	$ 410,311,389
Threshold percentage of restricted net assets of consolidated and unconsolidated subsidiaries	25.00%
TRINA SOLAR LIMITED | Guarantee on Trina China's Facility
Guarantee
Amount outstanding under the facility, guaranteed	$ 427,600,000

Additional Information - Financial Statement Schedule I (Details 2) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 816,779,973	$ 752,747,586	$ 406,057,906	$ 132,223,776
Investment in securities		295,715	4,034,296
Total current assets	1,768,721,565	1,415,139,061	927,517,455
TOTAL ASSETS	2,877,448,179	2,132,089,432	1,548,698,085
Current liabilities:
Accrued expenses and other payable	28,545,383	30,078,924	22,200,930
Convertible notes		136,262,524
Total current liabilities	1,007,435,318	600,069,519	515,401,325
Convertible notes	127,756,000		133,035,624
Total liabilities	1,732,122,930	958,442,340	869,386,031
Shareholders' equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,486,901,296, 3,964,085,354 and 3,982,271,362 shares issued and outstanding as of December 31, 2009, 2010 and 2011, respectively)	39,823	39,641	34,869
Additional paid-in capital	650,944,164	642,829,691	459,519,178
Retained earnings	481,950,538	519,770,631	208,317,651
Accumulated other comprehensive income	12,190,872	11,007,129	11,440,356
Total Trina Solar Limited shareholders' equity	1,145,125,397	1,173,647,092	679,312,054
TOTAL LIABILITIES AND EQUITY	2,877,448,179	2,132,089,432	1,548,698,085
Entities with net asset distribution restrictions
Current assets:
Cash and cash equivalents	43,204,022	99,283,656	100,836,223	976,882
Investment in securities		295,715	4,034,296
Other receivables	12,817	240,080	481,417
Total current assets	43,216,839	99,819,451	105,351,936
Deferred expenses	209,574	493,728	1,160,999
Amount due from group companies	119,927,513	160,680,006	63,665,428
Investment in subsidiaries	1,117,941,053	1,053,946,999	651,028,292
TOTAL ASSETS	1,281,294,979	1,314,940,184	821,206,655
Current liabilities:
Accrued expenses and other payable	8,413,582	5,030,568	8,858,977
Convertible notes		136,262,524
Total current liabilities	8,413,582	141,293,092	8,858,977
Convertible notes	127,756,000		133,035,624
Total liabilities	136,169,582	141,293,092	141,894,601
Shareholders' equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,486,901,296, 3,964,085,354 and 3,982,271,362 shares issued and outstanding as of December 31, 2009, 2010 and 2011, respectively)	39,823	39,641	34,869
Additional paid-in capital	650,944,164	642,829,691	459,519,178
Retained earnings	481,950,538	519,770,631	208,317,651
Accumulated other comprehensive income	12,190,872	11,007,129	11,440,356
Total Trina Solar Limited shareholders' equity	1,145,125,397	1,173,647,092	679,312,054
TOTAL LIABILITIES AND EQUITY	$ 1,281,294,979	$ 1,314,940,184	$ 821,206,655

Additional Information - Financial Statement Schedule I (Details 3) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
STATEMENTS OF CASH FLOWS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	3,982,271,362	3,964,085,354	3,486,901,296
Ordinary shares, shares outstanding	3,982,271,362	3,964,085,354	3,486,901,296
Entities with net asset distribution restrictions
STATEMENTS OF CASH FLOWS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	3,982,271,362	3,964,085,354	3,486,901,296
Ordinary shares, shares outstanding	3,982,271,362	3,964,085,354	3,486,901,296

Additional Information - Financial Statement Schedule I (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
STATEMENTS OF CASH FLOWS
Revenue	$ 2,047,901,576	$ 1,857,689,274	$ 845,135,575
Operating expenses
Selling expenses	100,427,110	75,677,623	30,939,366
General and administrative expenses	157,128,736	72,710,154	65,406,239
Research and development expenses	44,120,473	18,624,846	5,438,909
Total operating expenses	301,676,319	167,012,623	101,784,514
Operating loss	30,965,559	417,348,437	135,369,384
Interest expense	(35,020,940)	(33,952,126)	(27,095,079)
Interest income	3,056,185	2,590,210	1,666,878
Other income	9,316,434	215,692	2,613,586
Income (loss) before income taxes	(30,510,623)	359,522,178	120,922,268
Tax expense	(7,309,619)	(48,069,198)	(24,695,831)
Net income (loss) attributable to ordinary shareholders	(37,820,093)	311,452,980	96,226,437
Entities with net asset distribution restrictions
STATEMENTS OF CASH FLOWS
Revenue		331,563
Operating expenses
Selling expenses	948,195	1,957,545	2,722,092
General and administrative expenses	11,108,266	10,760,015	8,337,343
Research and development expenses	573,646	438,181	396,239
Total operating expenses	12,630,107	13,155,741	11,455,674
Operating loss	(12,630,107)	(12,824,178)	(11,455,674)
Interest expense	(7,606,120)	(9,419,771)	(9,307,330)
Interest income	264,533	291,006	113,857
Equity in earnings (loss) of subsidiaries	(20,189,689)	331,756,996	116,875,584
Other income	2,341,290	1,650,607
Income (loss) before income taxes	(37,820,093)	311,454,660	96,226,437
Tax expense		(1,680)
Net income (loss) attributable to ordinary shareholders	$ (37,820,093)	$ 311,452,980	$ 96,226,437

Additional Information - Financial Statement Schedule I (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (37,820,093)	$ 311,452,980	$ 96,226,437
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on repurchasing convertible senior notes	(2,341,290)
Loss on change in fair value of investment in securities	295,715	812,929	(484,008)
Share-based compensation	7,958,434	5,955,047	4,278,502
Amortization of convertible bond issuance costs	2,101,948	3,899,771	3,905,195
Changes in operating assets and liabilities:
Other receivable	(18,614,756)	(28,151,054)	24,140,624
Deferred expenses	(23,216,361)	33,040,511
Accrued expenses and other payable	67,008,197	33,764,877	27,560,847
Net cash provided by operating activities	21,927,274	263,929,128	101,150,490
Investing activities:
Investment in subsidiaries, net of cash acquired	(3,910,984)	(155,888)
Net cash used in investing activities	(402,525,203)	(102,852,052)	(156,376,774)
Financing activities:
Proceeds from exercise of share options	156,048	1,088,976	744,732
Proceed from issuance of ordinary shares, net of issuance costs		176,271,078	141,536,815
Payments for repurchase of senior convertible notes	(7,582,710)
Redemption of senior convertible notes	(320,000)
Net cash provided by financing activities	443,446,573	186,045,831	329,036,202
Net change in cash and cash equivalents	64,032,387	346,689,680	273,834,130
Cash and cash equivalents at the beginning of the year	752,747,586	406,057,906	132,223,776
Cash and cash equivalents at the end of the year	816,779,973	752,747,586	406,057,906
Entities with net asset distribution restrictions
Operating activities:
Net income (loss)	(37,820,093)	311,452,980	96,226,437
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in (earnings) loss of subsidiaries	20,189,689	(331,756,996)	(116,875,584)
Gain on repurchasing convertible senior notes	(2,341,290)
Loss on change in fair value of investment in securities	295,715
Share-based compensation	7,958,434	5,955,047	4,278,502
Amortization of convertible bond issuance costs	2,101,948	3,899,771	3,905,195
Changes in operating assets and liabilities:
Other receivable	227,435	235,920	(30,264)
Deferred expenses	(80,317)
Accrued expenses and other payable	3,383,014	(3,828,410)	4,065,828
Net cash provided by operating activities	(6,085,465)	(14,041,688)	(8,429,886)
Investing activities:
Investment in subsidiaries, net of cash acquired	(83,000,000)	(67,856,355)	(190,807,123)
Amounts due from group companies	40,752,493	(97,014,578)	156,814,803
Net cash used in investing activities	(42,247,507)	(164,870,933)	(33,992,320)
Financing activities:
Proceeds from exercise of share options	156,048	1,088,976	744,732
Proceed from issuance of ordinary shares, net of issuance costs		176,271,078	141,536,815
Payments for repurchase of senior convertible notes	(7,582,710)
Redemption of senior convertible notes	(320,000)
Net cash provided by financing activities	(7,746,662)	177,360,054	142,281,547
Net change in cash and cash equivalents	(56,079,634)	(1,552,567)	99,859,341
Cash and cash equivalents at the beginning of the year	99,283,656	100,836,223	976,882
Cash and cash equivalents at the end of the year	$ 43,204,022	$ 99,283,656	$ 100,836,223